UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31

Registrant is making a filing for 7 of its series: Allspring Disciplined Small Cap Fund, Allspring Index Fund, Allspring Innovation Fund, Allspring Managed Account CoreBuilder® Shares – Series EPI, Allspring Precious Metals Fund, Allspring Special Small Cap Value Fund and Allspring Utility and Telecommunications Fund.

Date of reporting period: September 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Innovation Fund

September 30, 2025

Class A

WFSTX

This semi-annual shareholder report contains important information about Innovation Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$64	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$425,921,090
# of portfolio holdings	35
Portfolio turnover rate	49%
Total advisory fees paid	$1,500,447

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	48.8
Consumer discretionary	13.5
Financials	10.0
Communication services	7.8
Industrials	7.2
Health care	6.4
Utilities	3.4
Materials	2.9

TOP TEN HOLDINGS (% OF NET ASSETS)

DoorDash, Inc. Class A	5.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.5
Robinhood Markets, Inc. Class A	4.5
Oracle Corp.	4.5
KLA Corp.	4.4
Monolithic Power Systems, Inc.	4.4
Cadence Design Systems, Inc.	4.1
MercadoLibre, Inc.	3.5
Live Nation Entertainment, Inc.	3.4
Talen Energy Corp.	3.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective October 1, 2025, Nicholas Birk was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1600 09-25

Semi-Annual Shareholder Report

Innovation Fund

September 30, 2025

Class C

WFTCX

This semi-annual shareholder report contains important information about Innovation Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$106	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$425,921,090
# of portfolio holdings	35
Portfolio turnover rate	49%
Total advisory fees paid	$1,500,447

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	48.8
Consumer discretionary	13.5
Financials	10.0
Communication services	7.8
Industrials	7.2
Health care	6.4
Utilities	3.4
Materials	2.9

TOP TEN HOLDINGS (% OF NET ASSETS)

DoorDash, Inc. Class A	5.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.5
Robinhood Markets, Inc. Class A	4.5
Oracle Corp.	4.5
KLA Corp.	4.4
Monolithic Power Systems, Inc.	4.4
Cadence Design Systems, Inc.	4.1
MercadoLibre, Inc.	3.5
Live Nation Entertainment, Inc.	3.4
Talen Energy Corp.	3.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective October 1, 2025, Nicholas Birk was no longer a portfolio manager of the Fund. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1602 09-25

Semi-Annual Shareholder Report

Innovation Fund

September 30, 2025

Institutional Class

WFTIX

This semi-annual shareholder report contains important information about Innovation Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$49	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$425,921,090
# of portfolio holdings	35
Portfolio turnover rate	49%
Total advisory fees paid	$1,500,447

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	48.8
Consumer discretionary	13.5
Financials	10.0
Communication services	7.8
Industrials	7.2
Health care	6.4
Utilities	3.4
Materials	2.9

TOP TEN HOLDINGS (% OF NET ASSETS)

DoorDash, Inc. Class A	5.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.5
Robinhood Markets, Inc. Class A	4.5
Oracle Corp.	4.5
KLA Corp.	4.4
Monolithic Power Systems, Inc.	4.4
Cadence Design Systems, Inc.	4.1
MercadoLibre, Inc.	3.5
Live Nation Entertainment, Inc.	3.4
Talen Energy Corp.	3.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective October 1, 2025, Nicholas Birk was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4715 09-25

Semi-Annual Shareholder Report

Precious Metals Fund

September 30, 2025

Class A

EKWAX

This semi-annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$73	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Consolidated Total net assets	$1,082,088,109
Consolidated # of portfolio holdings	44
Consolidated Portfolio turnover rate	2%
Consolidated Total advisory fees paid	$2,105,676

What did the Fund invest in?

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.6
United States	14.5
United Kingdom	8.5
South Africa	4.4
Australia	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Kinross Gold Corp.	6.2
Newmont Corp.	5.9
Agnico Eagle Mines Ltd.	5.6
Lundin Gold, Inc.	5.4
Barrick Mining Corp.	4.7
Alamos Gold, Inc. Class A	4.7
Gold Fields Ltd. ADR	4.3
Endeavour Mining PLC	4.2
IAMGOLD Corp.	4.1
Anglogold Ashanti PLC	4.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0654 09-25

Semi-Annual Shareholder Report

Precious Metals Fund

September 30, 2025

Class C

EKWCX

This semi-annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$123	1.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Consolidated Total net assets	$1,082,088,109
Consolidated # of portfolio holdings	44
Consolidated Portfolio turnover rate	2%
Consolidated Total advisory fees paid	$2,105,676

What did the Fund invest in?

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.6
United States	14.5
United Kingdom	8.5
South Africa	4.4
Australia	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Kinross Gold Corp.	6.2
Newmont Corp.	5.9
Agnico Eagle Mines Ltd.	5.6
Lundin Gold, Inc.	5.4
Barrick Mining Corp.	4.7
Alamos Gold, Inc. Class A	4.7
Gold Fields Ltd. ADR	4.3
Endeavour Mining PLC	4.2
IAMGOLD Corp.	4.1
Anglogold Ashanti PLC	4.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0954 09-25

Semi-Annual Shareholder Report

Precious Metals Fund

September 30, 2025

Institutional Class

EKWYX

This semi-annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$53	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Consolidated Total net assets	$1,082,088,109
Consolidated # of portfolio holdings	44
Consolidated Portfolio turnover rate	2%
Consolidated Total advisory fees paid	$2,105,676

What did the Fund invest in?

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.6
United States	14.5
United Kingdom	8.5
South Africa	4.4
Australia	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Kinross Gold Corp.	6.2
Newmont Corp.	5.9
Agnico Eagle Mines Ltd.	5.6
Lundin Gold, Inc.	5.4
Barrick Mining Corp.	4.7
Alamos Gold, Inc. Class A	4.7
Gold Fields Ltd. ADR	4.3
Endeavour Mining PLC	4.2
IAMGOLD Corp.	4.1
Anglogold Ashanti PLC	4.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0154 09-25

Semi-Annual Shareholder Report

Managed Account CoreBuilder® Shares - Series EPI

September 30, 2025

AEPIX

This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EPI for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EPI	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

KEY FUND STATISTICS

Total net assets	$3,326,909
# of portfolio holdings	66
Portfolio turnover rate	9%
Total advisory fees paid	$0

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	36.6
Financials	15.7
Industrials	11.9
Consumer discretionary	11.2
Communication services	10.2
Health care	6.4
Energy	3.8
Consumer staples	3.0
Materials	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	8.7
Apple, Inc.	8.0
Broadcom, Inc.	4.7
Amazon.com, Inc.	4.6
Alphabet, Inc. Class C	4.6
Meta Platforms, Inc. Class A	4.0
JPMorgan Chase & Co.	3.1
Eli Lilly & Co.	2.1
NVIDIA Corp.	2.1
Eaton Corp. PLC	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4905 09-25

Semi-Annual Shareholder Report

Disciplined Small Cap Fund

September 30, 2025

Class A

WDSAX

This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$51	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$103,024,187
# of portfolio holdings	334
Portfolio turnover rate	22%
Total advisory fees paid	$135,472

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	18.8
Financials	18.0
Information technology	16.2
Health care	15.2
Consumer discretionary	9.6
Energy	5.3
Real estate	5.1
Materials	4.2
Utilities	3.2
Communication services	2.3
Consumer staples	2.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Coeur Mining, Inc.	1.0
Primoris Services Corp.	1.0
Fabrinet	1.0
Sterling Infrastructure, Inc.	1.0
NEXTracker, Inc. Class A	0.9
TTM Technologies, Inc.	0.9
Centrus Energy Corp. Class A	0.8
CareTrust REIT, Inc.	0.8
Rambus, Inc.	0.8
Kontoor Brands, Inc.	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4335 09-25

Semi-Annual Shareholder Report

Disciplined Small Cap Fund

September 30, 2025

Class R6

WSCJX

This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$28	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$103,024,187
# of portfolio holdings	334
Portfolio turnover rate	22%
Total advisory fees paid	$135,472

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	18.8
Financials	18.0
Information technology	16.2
Health care	15.2
Consumer discretionary	9.6
Energy	5.3
Real estate	5.1
Materials	4.2
Utilities	3.2
Communication services	2.3
Consumer staples	2.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Coeur Mining, Inc.	1.0
Primoris Services Corp.	1.0
Fabrinet	1.0
Sterling Infrastructure, Inc.	1.0
NEXTracker, Inc. Class A	0.9
TTM Technologies, Inc.	0.9
Centrus Energy Corp. Class A	0.8
CareTrust REIT, Inc.	0.8
Rambus, Inc.	0.8
Kontoor Brands, Inc.	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4691 09-25

Semi-Annual Shareholder Report

Disciplined Small Cap Fund

September 30, 2025

Institutional Class

WSCOX

This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$34	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$103,024,187
# of portfolio holdings	334
Portfolio turnover rate	22%
Total advisory fees paid	$135,472

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	18.8
Financials	18.0
Information technology	16.2
Health care	15.2
Consumer discretionary	9.6
Energy	5.3
Real estate	5.1
Materials	4.2
Utilities	3.2
Communication services	2.3
Consumer staples	2.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Coeur Mining, Inc.	1.0
Primoris Services Corp.	1.0
Fabrinet	1.0
Sterling Infrastructure, Inc.	1.0
NEXTracker, Inc. Class A	0.9
TTM Technologies, Inc.	0.9
Centrus Energy Corp. Class A	0.8
CareTrust REIT, Inc.	0.8
Rambus, Inc.	0.8
Kontoor Brands, Inc.	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3181 09-25

Semi-Annual Shareholder Report

Index Fund

September 30, 2025

Administrator Class

WFIOX

This semi-annual shareholder report contains important information about Index Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$14	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,430,983,262
# of portfolio holdings	505
Portfolio turnover rate	2%
Total advisory fees paid	$0

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.8
Financials	13.5
Consumer discretionary	10.5
Communication services	10.1
Health care	8.9
Industrials	8.3
Consumer staples	4.9
Energy	2.9
Utilities	2.4
Real estate	1.9
Materials	1.8

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	7.9
Microsoft Corp.	6.7
Apple, Inc.	6.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.8
Broadcom, Inc.	2.7
Alphabet, Inc. Class A	2.4
Tesla, Inc.	2.2
Alphabet, Inc. Class C	2.0
Berkshire Hathaway, Inc. Class B	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0088 09-25

Semi-Annual Shareholder Report

Index Fund

September 30, 2025

Class A

WFILX

This semi-annual shareholder report contains important information about Index Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$23	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,430,983,262
# of portfolio holdings	505
Portfolio turnover rate	2%
Total advisory fees paid	$0

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.8
Financials	13.5
Consumer discretionary	10.5
Communication services	10.1
Health care	8.9
Industrials	8.3
Consumer staples	4.9
Energy	2.9
Utilities	2.4
Real estate	1.9
Materials	1.8

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	7.9
Microsoft Corp.	6.7
Apple, Inc.	6.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.8
Broadcom, Inc.	2.7
Alphabet, Inc. Class A	2.4
Tesla, Inc.	2.2
Alphabet, Inc. Class C	2.0
Berkshire Hathaway, Inc. Class B	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3329 09-25

Semi-Annual Shareholder Report

Index Fund

September 30, 2025

Class C

WFINX

This semi-annual shareholder report contains important information about Index Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$65	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,430,983,262
# of portfolio holdings	505
Portfolio turnover rate	2%
Total advisory fees paid	$0

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.8
Financials	13.5
Consumer discretionary	10.5
Communication services	10.1
Health care	8.9
Industrials	8.3
Consumer staples	4.9
Energy	2.9
Utilities	2.4
Real estate	1.9
Materials	1.8

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	7.9
Microsoft Corp.	6.7
Apple, Inc.	6.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.8
Broadcom, Inc.	2.7
Alphabet, Inc. Class A	2.4
Tesla, Inc.	2.2
Alphabet, Inc. Class C	2.0
Berkshire Hathaway, Inc. Class B	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3501 09-25

Semi-Annual Shareholder Report

Special Small Cap Value Fund

September 30, 2025

Administrator Class

ESPIX

This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Administrator Class is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$59	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$4,022,405,498
# of portfolio holdings	119
Portfolio turnover rate	13%
Total advisory fees paid	$16,995,689

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.1
Financials	23.0
Materials	17.2
Information technology	8.1
Consumer discretionary	6.5
Consumer staples	6.3
Health care	6.0
Energy	4.3
Real estate	1.0
Communication services	0.8
Utilities	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Franklin Electric Co., Inc.	3.6
UMB Financial Corp.	3.5
Innospec, Inc.	3.1
Mueller Industries, Inc.	3.0
J&J Snack Foods Corp.	2.8
Eagle Materials, Inc.	2.7
Stewart Information Services Corp.	2.3
Avient Corp.	2.1
UFP Industries, Inc.	2.1
SouthState Bank Corp.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0737 09-25

Semi-Annual Shareholder Report

Special Small Cap Value Fund

September 30, 2025

Class A

ESPAX

This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class A is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$64	1.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$4,022,405,498
# of portfolio holdings	119
Portfolio turnover rate	13%
Total advisory fees paid	$16,995,689

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.1
Financials	23.0
Materials	17.2
Information technology	8.1
Consumer discretionary	6.5
Consumer staples	6.3
Health care	6.0
Energy	4.3
Real estate	1.0
Communication services	0.8
Utilities	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Franklin Electric Co., Inc.	3.6
UMB Financial Corp.	3.5
Innospec, Inc.	3.1
Mueller Industries, Inc.	3.0
J&J Snack Foods Corp.	2.8
Eagle Materials, Inc.	2.7
Stewart Information Services Corp.	2.3
Avient Corp.	2.1
UFP Industries, Inc.	2.1
SouthState Bank Corp.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0637 09-25

Semi-Annual Shareholder Report

Special Small Cap Value Fund

September 30, 2025

Class C

ESPCX

This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$101	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$4,022,405,498
# of portfolio holdings	119
Portfolio turnover rate	13%
Total advisory fees paid	$16,995,689

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.1
Financials	23.0
Materials	17.2
Information technology	8.1
Consumer discretionary	6.5
Consumer staples	6.3
Health care	6.0
Energy	4.3
Real estate	1.0
Communication services	0.8
Utilities	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Franklin Electric Co., Inc.	3.6
UMB Financial Corp.	3.5
Innospec, Inc.	3.1
Mueller Industries, Inc.	3.0
J&J Snack Foods Corp.	2.8
Eagle Materials, Inc.	2.7
Stewart Information Services Corp.	2.3
Avient Corp.	2.1
UFP Industries, Inc.	2.1
SouthState Bank Corp.	2.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4511 09-25

Semi-Annual Shareholder Report

Special Small Cap Value Fund

September 30, 2025

Class R6

ESPRX

This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class R6 is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$43	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$4,022,405,498
# of portfolio holdings	119
Portfolio turnover rate	13%
Total advisory fees paid	$16,995,689

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.1
Financials	23.0
Materials	17.2
Information technology	8.1
Consumer discretionary	6.5
Consumer staples	6.3
Health care	6.0
Energy	4.3
Real estate	1.0
Communication services	0.8
Utilities	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Franklin Electric Co., Inc.	3.6
UMB Financial Corp.	3.5
Innospec, Inc.	3.1
Mueller Industries, Inc.	3.0
J&J Snack Foods Corp.	2.8
Eagle Materials, Inc.	2.7
Stewart Information Services Corp.	2.3
Avient Corp.	2.1
UFP Industries, Inc.	2.1
SouthState Bank Corp.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4667 09-25

Semi-Annual Shareholder Report

Special Small Cap Value Fund

September 30, 2025

Institutional Class

ESPNX

This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Institutional Class is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$4,022,405,498
# of portfolio holdings	119
Portfolio turnover rate	13%
Total advisory fees paid	$16,995,689

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.1
Financials	23.0
Materials	17.2
Information technology	8.1
Consumer discretionary	6.5
Consumer staples	6.3
Health care	6.0
Energy	4.3
Real estate	1.0
Communication services	0.8
Utilities	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Franklin Electric Co., Inc.	3.6
UMB Financial Corp.	3.5
Innospec, Inc.	3.1
Mueller Industries, Inc.	3.0
J&J Snack Foods Corp.	2.8
Eagle Materials, Inc.	2.7
Stewart Information Services Corp.	2.3
Avient Corp.	2.1
UFP Industries, Inc.	2.1
SouthState Bank Corp.	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4143 09-25

Semi-Annual Shareholder Report

Utility and Telecommunications Fund

September 30, 2025

Class A

EVUAX

This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$54	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$359,441,190
# of portfolio holdings	34
Portfolio turnover rate	4%
Total advisory fees paid	$919,903

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	83.3
Communication services	7.6
Financials	2.7
Information technology	1.8
Real estate	1.5
Consumer discretionary	1.3
Health care	1.2
Consumer staples	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.7
Constellation Energy Corp.	7.7
Southern Co.	6.3
Vistra Corp.	5.1
Duke Energy Corp.	4.2
Entergy Corp.	4.1
Atmos Energy Corp.	3.8
American Electric Power Co., Inc.	3.7
Sempra	3.6
DTE Energy Co.	3.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0667 09-25

Semi-Annual Shareholder Report

Utility and Telecommunications Fund

September 30, 2025

Class C

EVUCX

This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$95	1.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$359,441,190
# of portfolio holdings	34
Portfolio turnover rate	4%
Total advisory fees paid	$919,903

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	83.3
Communication services	7.6
Financials	2.7
Information technology	1.8
Real estate	1.5
Consumer discretionary	1.3
Health care	1.2
Consumer staples	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.7
Constellation Energy Corp.	7.7
Southern Co.	6.3
Vistra Corp.	5.1
Duke Energy Corp.	4.2
Entergy Corp.	4.1
Atmos Energy Corp.	3.8
American Electric Power Co., Inc.	3.7
Sempra	3.6
DTE Energy Co.	3.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0967 09-25

Semi-Annual Shareholder Report

Utility and Telecommunications Fund

September 30, 2025

Institutional Class

EVUYX

This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$38	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$359,441,190
# of portfolio holdings	34
Portfolio turnover rate	4%
Total advisory fees paid	$919,903

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	83.3
Communication services	7.6
Financials	2.7
Information technology	1.8
Real estate	1.5
Consumer discretionary	1.3
Health care	1.2
Consumer staples	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.7
Constellation Energy Corp.	7.7
Southern Co.	6.3
Vistra Corp.	5.1
Duke Energy Corp.	4.2
Entergy Corp.	4.1
Atmos Energy Corp.	3.8
American Electric Power Co., Inc.	3.7
Sempra	3.6
DTE Energy Co.	3.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0767 09-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Disciplined Small Cap Fund
Long Form Financial Statements
Semi-Annual Report
September 30, 2025

Allspring Disciplined Small Cap Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.17%
Communication services: 2.19%
Diversified telecommunication services: 0.07%
Uniti Group, Inc.†	11,342	$69,413
Entertainment: 0.13%
Cinemark Holdings, Inc.	4,831	135,365
Interactive media & services: 1.54%
Cargurus, Inc.†	3,859	143,671
EverQuote, Inc. Class A†	25,273	577,993
MediaAlpha, Inc. Class A†	24,293	276,454
QuinStreet, Inc.†	26,355	407,712
TripAdvisor, Inc.†	5,462	88,812
Yelp, Inc. Class A†	3,149	98,249
		1,592,891
Media: 0.45%
Magnite, Inc.†	21,188	461,475
Consumer discretionary: 9.30%
Automobile components: 1.12%
Adient PLC†	5,747	138,388
American Axle & Manufacturing Holdings, Inc.†	38,029	228,554
Modine Manufacturing Co.†	1,529	217,363
Motorcar Parts of America, Inc.†	18,327	303,128
XPEL, Inc.†	8,115	268,363
		1,155,796
Broadline retail: 0.09%
Kohl’s Corp.	5,925	91,067
Distributors: 0.45%
GigaCloud Technology, Inc. Class A†	16,464	467,578
Diversified consumer services: 1.86%
Adtalem Global Education, Inc.†	2,325	359,096
American Public Education, Inc.†	5,976	235,873
Perdoceo Education Corp.	17,540	660,556
Stride, Inc.†	4,433	660,251
		1,915,776
Hotels, restaurants & leisure: 1.71%
Brightstar Lottery PLC	4,721	81,437
Brinker International, Inc.†	4,326	548,018
Hilton Grand Vacations, Inc.†	4,861	203,238
Rush Street Interactive, Inc.†	14,853	304,189
Super Group SGHC Ltd.	47,358	625,126
		1,762,008
The accompanying notes are an integral part of these financial statements.
2 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Household durables: 1.06%
Hovnanian Enterprises, Inc. Class A†	1,865	$239,634
KB Home	3,583	228,022
M/I Homes, Inc.†	2,699	389,843
Taylor Morrison Home Corp. Class A†	3,484	229,979
		1,087,478
Leisure products: 0.12%
JAKKS Pacific, Inc.	6,346	118,861
Specialty retail: 2.09%
Abercrombie & Fitch Co. Class A†	5,982	511,760
Asbury Automotive Group, Inc.†	675	165,004
Carvana Co. Class A†	389	146,746
Group 1 Automotive, Inc.	1,495	654,078
Urban Outfitters, Inc.†	9,474	676,728
		2,154,316
Textiles, apparel & luxury goods: 0.80%
Kontoor Brands, Inc.	9,434	752,550
Superior Group of Cos., Inc.	6,780	72,682
		825,232
Consumer staples: 2.06%
Consumer staples distribution & retail: 0.58%
Andersons, Inc.	9,854	392,288
Sprouts Farmers Market, Inc.†	1,874	203,891
		596,179
Food products: 0.51%
SunOpta, Inc.†	39,620	232,173
Vital Farms, Inc.†	7,156	294,470
		526,643
Household products: 0.04%
Central Garden & Pet Co.†	1,146	37,417
Personal care products: 0.31%
BellRing Brands, Inc.†	5,494	199,707
e.l.f. Beauty, Inc.†	920	121,881
		321,588
Tobacco: 0.62%
Turning Point Brands, Inc.	6,512	643,776
Energy: 5.16%
Energy equipment & services: 1.47%
Archrock, Inc.	15,877	417,724
Bristow Group, Inc.†	5,278	190,430
Helix Energy Solutions Group, Inc.†	25,039	164,256
Helmerich & Payne, Inc.	17,199	379,926
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Energy equipment & services(continued)
Liberty Energy, Inc. Class A	12,337	$152,239
Natural Gas Services Group, Inc.	4,993	139,754
Seadrill Ltd.†	2,434	73,531
		1,517,860
Oil, gas & consumable fuels: 3.69%
California Resources Corp.	5,687	302,435
Centrus Energy Corp. Class A†	2,635	817,034
Diversified Energy Co. PLC	13,702	191,965
Excelerate Energy, Inc. Class A	2,012	50,682
International Seaways, Inc.	8,433	388,593
Murphy Oil Corp.	2,104	59,775
Par Pacific Holdings, Inc.†	10,788	382,111
Peabody Energy Corp.	19,798	525,043
Sable Offshore Corp.†	6,740	117,680
Scorpio Tankers, Inc.	9,218	516,669
Teekay Tankers Ltd. Class A	6,066	306,636
Vital Energy, Inc.†	8,504	143,633
		3,802,256
Financials: 17.54%
Banks: 9.60%
1st Source Corp.	3,849	236,944
Amalgamated Financial Corp.	8,396	227,951
Ameris Bancorp	5,865	429,963
Axos Financial, Inc.†	5,339	451,946
Bancorp, Inc.†	6,221	465,891
Bank of NT Butterfield & Son Ltd.	9,612	412,547
Cadence Bank	7,298	273,967
Capital Bancorp, Inc.	3,814	121,667
Central Pacific Financial Corp.	6,059	183,830
Civista Bancshares, Inc.	2,858	58,046
CNB Financial Corp.	13,583	328,709
Customers Bancorp, Inc.†	5,618	367,249
Eastern Bankshares, Inc.	9,743	176,835
Enterprise Financial Services Corp.	3,610	209,308
First BanCorp	25,503	562,341
First Financial Bancorp	7,753	195,763
First Financial Corp.	6,031	340,390
Hancock Whitney Corp.	7,281	455,863
Hanmi Financial Corp.	14,257	352,005
Hilltop Holdings, Inc.	9,283	310,238
International Bancshares Corp.	1,342	92,263
Mercantile Bank Corp.	6,360	286,200
Metropolitan Bank Holding Corp.	2,547	190,567
Northeast Community Bancorp, Inc.	11,047	227,237
Northwest Bancshares, Inc.	24,122	298,872
OFG Bancorp	9,557	415,634
Origin Bancorp, Inc.	8,287	286,067
The accompanying notes are an integral part of these financial statements.
4 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Banks(continued)
Pathward Financial, Inc.	4,606	$340,890
Preferred Bank	3,285	296,931
Republic Bancorp, Inc. Class A	3,950	285,387
UMB Financial Corp.	4,605	545,002
WSFS Financial Corp.	8,541	460,616
		9,887,119
Capital markets: 1.89%
Artisan Partners Asset Management, Inc. Class A	4,871	211,401
BGC Group, Inc. Class A	37,247	352,357
Evercore, Inc. Class A	608	205,091
StoneX Group, Inc.†	6,766	682,825
Victory Capital Holdings, Inc. Class A	7,570	490,233
		1,941,907
Consumer finance: 2.11%
Atlanticus Holdings Corp.†	4,402	257,869
Bread Financial Holdings, Inc.	5,041	281,137
Enova International, Inc.†	5,621	646,921
Green Dot Corp. Class A†	14,695	197,354
LendingTree, Inc.†	1,765	114,248
OppFi, Inc.	21,906	248,195
PROG Holdings, Inc.	6,881	222,669
Regional Management Corp.	5,379	209,566
		2,177,959
Financial services: 2.72%
Essent Group Ltd.	8,828	561,108
Evertec, Inc.	6,429	217,172
Jackson Financial, Inc. Class A	6,128	620,337
Marqeta, Inc. Class A†	38,964	205,730
MGIC Investment Corp.	8,923	253,145
NMI Holdings, Inc. Class A†	11,021	422,545
Payoneer Global, Inc.†	26,387	159,641
Paysign, Inc.†	33,419	210,206
Radian Group, Inc.	4,283	155,130
		2,805,014
Insurance: 1.22%
Genworth Financial, Inc. Class A†	21,371	190,202
HCI Group, Inc.	3,104	595,750
Skyward Specialty Insurance Group, Inc.†	2,887	137,306
United Fire Group, Inc.	10,931	332,521
		1,255,779
Health care: 14.73%
Biotechnology: 6.63%
ACADIA Pharmaceuticals, Inc.†	15,599	332,883
ADMA Biologics, Inc.†	22,195	325,379
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Alkermes PLC†	12,430	$372,900
Amicus Therapeutics, Inc.†	14,163	111,604
Apogee Therapeutics, Inc.†	3,027	120,263
Arcus Biosciences, Inc.†	10,669	145,098
Arrowhead Pharmaceuticals, Inc.†	3,353	115,645
Blueprint Medicines Corp.♦†	2,870	0
Bridgebio Pharma, Inc.†	3,767	195,658
CareDx, Inc.†	10,699	155,563
Catalyst Pharmaceuticals, Inc.†	12,519	246,624
Cytokinetics, Inc.†	3,320	182,467
Entrada Therapeutics, Inc.†	9,877	57,287
Halozyme Therapeutics, Inc.†	4,301	315,435
Insmed, Inc.†	936	134,793
Intellia Therapeutics, Inc.†	9,083	156,863
Janux Therapeutics, Inc.†	5,238	128,017
Kiniksa Pharmaceuticals International PLC Class A†	11,615	451,010
Krystal Biotech, Inc.†	1,184	209,012
Kura Oncology, Inc.†	11,814	104,554
MiMedx Group, Inc.†	33,618	234,654
Monte Rosa Therapeutics, Inc.†	15,247	112,980
Novavax, Inc.†	16,068	139,310
PTC Therapeutics, Inc.†	7,701	472,610
Relay Therapeutics, Inc.†	36,898	192,608
Stoke Therapeutics, Inc.†	21,733	510,726
Syndax Pharmaceuticals, Inc.†	9,839	151,373
TG Therapeutics, Inc.†	13,795	498,344
Twist Bioscience Corp.†	2,546	71,644
Ultragenyx Pharmaceutical, Inc.†	1,781	53,573
Vaxcyte, Inc.†	2,986	107,556
Veracyte, Inc.†	7,666	263,174
Voyager Therapeutics, Inc.†	34,919	163,072
		6,832,679
Health care equipment & supplies: 1.85%
Bioventus, Inc. Class A†	40,551	271,286
Electromed, Inc.†	4,045	99,305
Embecta Corp.	6,988	98,601
Lantheus Holdings, Inc.†	4,210	215,931
LeMaitre Vascular, Inc.	1,779	155,680
LivaNova PLC†	7,668	401,650
Omnicell, Inc.†	2,012	61,265
TransMedics Group, Inc.†	2,484	278,705
UFP Technologies, Inc.†	1,606	320,557
		1,902,980
Health care providers & services: 3.55%
Addus HomeCare Corp.†	3,059	360,931
Alignment Healthcare, Inc.†	24,242	423,023
BrightSpring Health Services, Inc.†	19,679	581,711
The accompanying notes are an integral part of these financial statements.
6 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Health care providers & services(continued)
Concentra Group Holdings Parent, Inc.	4,371	$91,485
Ensign Group, Inc.	1,945	336,038
GeneDx Holdings Corp. Class A†	2,842	306,197
HealthEquity, Inc.†	984	93,254
Hims & Hers Health, Inc.†	8,073	457,901
Option Care Health, Inc.†	2,592	71,954
Owens & Minor, Inc.†	48,872	234,586
Select Medical Holdings Corp.	14,173	181,981
Tenet Healthcare Corp.†	2,531	513,894
		3,652,955
Life sciences tools & services: 0.13%
Niagen Bioscience, Inc.†	9,569	89,279
Quanterix Corp.†	8,735	47,431
		136,710
Pharmaceuticals: 2.57%
Amneal Pharmaceuticals, Inc.†	45,210	452,552
ANI Pharmaceuticals, Inc.†	5,192	475,587
Arvinas, Inc.†	26,346	224,468
Collegium Pharmaceutical, Inc.†	4,578	160,184
Corcept Therapeutics, Inc.†	7,096	589,749
CorMedix, Inc.†	17,084	198,687
Harmony Biosciences Holdings, Inc.†	11,718	322,948
Nektar Therapeutics Class A†	1,469	83,586
Pacira BioSciences, Inc.†	5,446	140,343
		2,648,104
Industrials: 18.27%
Aerospace & defense: 0.93%
AeroVironment, Inc.†	742	233,648
Rocket Lab Corp.†	2,992	143,347
V2X, Inc.†	9,949	577,937
		954,932
Building products: 0.87%
Griffon Corp.	7,042	536,248
Masterbrand, Inc.†	19,482	256,578
Resideo Technologies, Inc.†	2,491	107,562
		900,388
Commercial services & supplies: 1.31%
Brink’s Co.	1,822	212,919
Cimpress PLC†	6,892	434,472
Healthcare Services Group, Inc.†	9,812	165,136
Interface, Inc. Class A	14,621	423,132
Quad/Graphics, Inc.	18,940	118,564
		1,354,223
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 7

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Construction & engineering: 3.95%
Ameresco, Inc. Class A†	9,843	$330,528
Argan, Inc.	2,673	721,844
EMCOR Group, Inc.	931	604,722
MYR Group, Inc.†	1,354	281,672
Primoris Services Corp.	7,252	995,917
Sterling Infrastructure, Inc.†	2,885	979,977
Tutor Perini Corp.†	2,316	151,906
		4,066,566
Electrical equipment: 4.08%
American Superconductor Corp.†	10,641	631,969
Amprius Technologies, Inc.†	30,221	317,925
Array Technologies, Inc.†	34,605	282,031
Atkore, Inc.	3,930	246,568
Bloom Energy Corp. Class A†	7,922	669,964
NANO Nuclear Energy, Inc.†	1,357	52,326
NEXTracker, Inc. Class A†	12,757	943,890
NuScale Power Corp.†	5,058	182,088
Powell Industries, Inc.	2,220	676,678
Power Solutions International, Inc.†	2,005	196,931
		4,200,370
Ground transportation: 0.14%
ArcBest Corp.	2,026	141,557
Machinery: 2.57%
Blue Bird Corp.†	8,884	511,274
Hyster-Yale, Inc.	9,193	338,854
Luxfer Holdings PLC	20,213	280,961
Mueller Industries, Inc.	5,771	583,506
Mueller Water Products, Inc. Class A	16,316	416,384
SPX Technologies, Inc.†	785	146,622
Terex Corp.	7,204	369,565
		2,647,166
Marine transportation: 0.47%
Costamare Bulkers Holdings Ltd.†	2,721	39,101
Costamare, Inc.	13,603	162,011
Matson, Inc.	2,827	278,714
		479,826
Passenger airlines: 0.56%
SkyWest, Inc.†	5,763	579,873
Professional services: 2.03%
IBEX Holdings Ltd.†	13,530	548,236
Innodata, Inc.†	2,676	206,239
Kelly Services, Inc. Class A	10,660	139,859
Legalzoom.com, Inc.†	27,191	282,243
Planet Labs PBC†	19,383	251,591
The accompanying notes are an integral part of these financial statements.
8 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Professional services(continued)
TriNet Group, Inc.	1,085	$72,576
Willdan Group, Inc.†	6,123	592,033
		2,092,777
Trading companies & distributors: 1.36%
Boise Cascade Co.	1,672	129,279
DNOW, Inc.†	7,377	112,499
DXP Enterprises, Inc.†	5,187	617,616
FTAI Aviation Ltd.	789	131,653
MRC Global, Inc.†	13,443	193,848
Rush Enterprises, Inc. Class A	4,136	221,152
		1,406,047
Information technology: 15.72%
Communications equipment: 0.88%
CommScope Holding Co., Inc.†	36,793	569,555
NetScout Systems, Inc.†	12,854	332,019
		901,574
Electronic equipment, instruments & components: 3.17%
Arlo Technologies, Inc.†	30,791	521,907
Fabrinet†	2,711	988,485
Mirion Technologies, Inc. Class A†	16,938	393,978
Ouster, Inc.†	3,636	98,354
Sanmina Corp.†	2,859	329,100
TTM Technologies, Inc.†	16,289	938,246
		3,270,070
IT services: 0.33%
DigitalOcean Holdings, Inc.†	9,828	335,724
Semiconductors & semiconductor equipment: 4.97%
ACM Research, Inc. Class A†	19,085	746,796
Amkor Technology, Inc.	4,406	125,130
Axcelis Technologies, Inc.†	4,492	438,599
Credo Technology Group Holding Ltd.†	5,045	734,602
Onto Innovation, Inc.†	1,390	179,616
Penguin Solutions, Inc.†	26,140	686,959
Photronics, Inc.†	8,451	193,950
Rambus, Inc.†	7,504	781,917
Rigetti Computing, Inc.†	13,192	392,990
SiTime Corp.†	1,408	424,245
Ultra Clean Holdings, Inc.†	15,362	418,615
		5,123,419
Software: 5.68%
A10 Networks, Inc.	28,015	508,472
ACI Worldwide, Inc.†	3,581	188,969
Amplitude, Inc. Class A†	36,067	386,638
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 9

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Software(continued)
Appfolio, Inc. Class A†	846	$233,208
C3.ai, Inc. Class A†	3,264	56,598
Clear Secure, Inc. Class A	15,978	533,346
Commvault Systems, Inc.†	1,740	328,477
Consensus Cloud Solutions, Inc.†	7,213	211,846
D-Wave Quantum, Inc.†	8,965	221,525
Freshworks, Inc. Class A†	23,065	271,475
Intapp, Inc.†	5,020	205,318
InterDigital, Inc.	1,947	672,163
LiveRamp Holdings, Inc.†	16,744	454,432
OneSpan, Inc.	20,406	324,251
Pagaya Technologies Ltd. Class A†	7,957	236,243
PagerDuty, Inc.†	5,595	92,430
SoundHound AI, Inc. Class A†	8,922	143,466
Sprinklr, Inc. Class A†	25,327	195,525
SPS Commerce, Inc.†	2,137	222,547
Tenable Holdings, Inc.†	2,483	72,404
Workiva, Inc. Class A†	1,869	160,884
Zeta Global Holdings Corp. Class A†	6,488	128,917
		5,849,134
Technology hardware, storage & peripherals: 0.69%
CPI Card Group, Inc.†	2,792	42,271
Diebold Nixdorf, Inc.†	2,212	126,150
IonQ, Inc.†	7,311	449,626
Quantum Computing, Inc.†	5,111	94,094
		712,141
Materials: 4.12%
Chemicals: 0.88%
Flotek Industries, Inc.†	28,008	408,917
Hawkins, Inc.	1,031	188,384
Koppers Holdings, Inc.	6,945	194,460
Mativ Holdings, Inc.	6,726	76,071
Tronox Holdings PLC	8,429	33,885
		901,717
Containers & packaging: 0.47%
Ardagh Metal Packaging SA	32,057	127,907
O-I Glass, Inc.†	27,530	357,064
		484,971
Metals & mining: 2.37%
Century Aluminum Co.†	13,436	394,481
Coeur Mining, Inc.†	54,535	1,023,077
Commercial Metals Co.	4,480	256,615
Constellium SE Class A†	29,608	440,567
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Metals & mining(continued)
SunCoke Energy, Inc.	20,146	$164,391
Worthington Steel, Inc.	5,398	164,045
		2,443,176
Paper & forest products: 0.40%
Clearwater Paper Corp.†	7,445	154,558
Sylvamo Corp.	5,922	261,871
		416,429
Real estate: 4.96%
Diversified REITs: 0.88%
Broadstone Net Lease, Inc.	22,500	402,075
CTO Realty Growth, Inc.	11,437	186,423
Essential Properties Realty Trust, Inc.	10,536	313,551
		902,049
Health care REITs: 1.03%
CareTrust REIT, Inc.	22,657	785,745
National Health Investors, Inc.	1,407	111,857
Sabra Health Care REIT, Inc.	8,930	166,455
		1,064,057
Hotel & resort REITs: 1.29%
Apple Hospitality REIT, Inc.	19,901	239,011
Chatham Lodging Trust	32,559	218,471
DiamondRock Hospitality Co.	52,771	420,057
Ryman Hospitality Properties, Inc.	2,924	261,961
Xenia Hotels & Resorts, Inc.	13,458	184,644
		1,324,144
Industrial REITs: 0.09%
LXP Industrial Trust	10,734	96,177
Office REITs: 0.28%
Postal Realty Trust, Inc. Class A	18,349	287,896
Real estate management & development: 0.85%
Compass, Inc. Class A†	25,993	208,724
Newmark Group, Inc. Class A	36,006	671,512
		880,236
Retail REITs: 0.37%
Getty Realty Corp.	7,859	210,857
Urban Edge Properties	8,356	171,047
		381,904
Specialized REITs: 0.17%
Safehold, Inc.	11,439	177,190
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 11

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Utilities: 3.12%
Electric utilities: 0.81%
Oklo, Inc. Class A†	2,902	$323,950
Otter Tail Corp.	6,277	514,526
		838,476
Gas utilities: 0.57%
Brookfield Infrastructure Corp. Class A	5,052	207,738
New Jersey Resources Corp.	4,075	196,211
Southwest Gas Holdings, Inc.	2,329	182,454
		586,403
Independent power and renewable electricity producers: 0.34%
Clearway Energy, Inc. Class A	12,923	348,017
Multi-utilities: 0.40%
Avista Corp.	10,956	414,246
Water utilities: 1.00%
California Water Service Group	9,818	450,548
Consolidated Water Co. Ltd.	10,378	366,136
H2O America	4,269	207,900
		1,024,584
Total common stocks (Cost $81,419,405)		100,111,640

	Expiration date
Rights: 0.00%
Health care: 0.00%
Biotechnology: 0.00%
Aduro Biotech, Inc.♦†	10-2-2030	4,415	0
Life sciences tools & services: 0.00%
OmniAb, Inc. $12.50 Earnout shares♦†	11-2-2027	103	0
OmniAb, Inc. $15.00 Earnout shares♦†	11-2-2027	103	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 2.55%
Investment companies: 2.55%
Allspring Government Money Market Fund Select Class♠∞		4.07%	2,626,346	2,626,346
Total short-term investments (Cost $2,626,346)				2,626,346
Total investments in securities (Cost $84,045,751)	99.72%			102,737,986
Other assets and liabilities, net	0.28			286,201
Total net assets	100.00%			$103,024,187

The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2025 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,343,618	$8,632,754	$(8,350,026)	$0	$0	$2,626,346	2,626,346	$41,041
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	20	12-19-2025	$2,429,136	$2,455,500	$26,364	$0
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 13

Statement of assets and liabilities—September 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $81,419,405)	$100,111,640
Investments in affiliated securities, at value (cost $2,626,346)	2,626,346
Cash	4,416
Cash at broker segregated for futures contracts	233,975
Receivable for dividends	65,372
Receivable for daily variation margin on open futures contracts	4,700
Receivable for Fund shares sold	2,442
Prepaid expenses and other assets	46,486
Total assets	103,095,377
Liabilities
Professional fees payable	27,980
Management fee payable	24,743
Shareholder report expenses payable	5,731
Administration fees payable	4,463
Shareholder servicing fees payable	1,969
Trustees’ fees and expenses payable	1,938
Payable for Fund shares redeemed	1,227
Accrued expenses and other liabilities	3,139
Total liabilities	71,190
Total net assets	$103,024,187
Net assets consist of
Paid-in capital	$75,701,737
Total distributable earnings	27,322,450
Total net assets	$103,024,187
Computation of net asset value and offering price per share
Net assets–Class A	$1,694,531
Shares outstanding–Class A1	109,119
Net asset value per share–Class A	$15.53
Maximum offering price per share – Class A2	$16.48
Net assets–Class R6	$79,284,436
Shares outstanding–Class R6[1]	5,182,772
Net asset value per share–Class R6	$15.30
Net assets–Institutional Class	$22,045,220
Shares outstanding–Institutional Class[1]	1,438,795
Net asset value per share–Institutional Class	$15.32
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined Small Cap Fund

Statement of operations—six months ended September 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $2,644)	$558,165
Income from affiliated securities	41,041
Interest	4,205
Total investment income	603,411
Expenses
Management fee	235,355
Administration fees
Class A	1,421
Class R6	11,200
Administrator Class	9,192 [1]
Institutional Class	2,480
Shareholder servicing fees
Class A	1,776
Administrator Class	17,655 [1]
Custody and accounting fees	2,654
Professional fees	23,526
Registration fees	37,829
Shareholder report expenses	13,799
Trustees’ fees and expenses	4,175
Other fees and expenses	8,033
Total expenses	369,095
Less: Fee waivers and/or expense reimbursements
Fund-level	(99,883)
Class A	(338)
Class R6	(4,487)
Net expenses	264,387
Net investment income	339,024
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	3,384,121
Futures contracts	163,481
Net realized gains on investments	3,547,602
Net change in unrealized gains (losses) on
Unaffiliated securities	18,477,282
Futures contracts	82,789
Net change in unrealized gains (losses) on investments	18,560,071
Net realized and unrealized gains (losses) on investments	22,107,673
Net increase in net assets resulting from operations	$22,446,697
1 For the period from April 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2025 (unaudited)		Year ended March 31, 2025
Operations
Net investment income		$339,024		$359,278
Net realized gains on investments		3,547,602		4,554,900
Net change in unrealized gains (losses) on investments		18,560,071		(8,307,929)
Net increase (decrease) in net assets resulting from operations		22,446,697		(3,393,751)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(55,121)
Class R6		0		(1,409,102)
Administrator Class		0 [1]		(630,335)
Institutional Class		0		(97,292)
Total distributions to shareholders		0		(2,191,850)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	31,404	441,577	46,160	625,085
Class R6	228,269	2,725,567	4,216,103	52,527,341
Administrator Class	10,739 [1]	145,119 [1]	35,201	468,282
Institutional Class	142,233	2,103,190	109,547	1,523,049
		5,415,453		55,143,757
Reinvestment of distributions
Class A	0	0	3,907	55,070
Class R6	0	0	101,950	1,409,102
Administrator Class	0 [1]	0 [1]	44,965	625,999
Institutional Class	0	0	7,024	97,292
		0		2,187,463
Payment for shares redeemed
Class A	(32,223)	(438,074)	(32,932)	(453,543)
Class R6	(1,111,582)	(14,573,284)	(1,282,019)	(17,104,859)
Administrator Class	(37,977)[1]	(517,428)[1]	(195,654)	(2,580,700)
Institutional Class	(12,301)	(166,814)	(82,524)	(1,081,314)
		(15,695,600)		(21,220,416)
Share conversions
Administrator Class	(1,156,113)[2]	(17,467,823)[2]	0	0
Institutional Class	1,157,745 [2]	17,467,823 [2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		(10,280,147)		36,110,804
Total increase in net assets		12,166,550		30,525,203
Net assets
Beginning of period		90,857,637		60,332,434
End of period		$103,024,187		$90,857,637
1 For the period from April 1, 2025 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Disciplined Small Cap Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.29	$13.49	$10.98	$11.82	$11.67	$6.12
Net investment income (loss)	0.03 [1]	0.04 [1]	0.07 [1]	0.04	0.01 [1]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	3.21	(0.73)	2.73	(0.86)	0.14	5.60
Total from investment operations	3.24	(0.69)	2.80	(0.82)	0.15	5.55
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.01)	(0.01)	0.00	0.00
Net realized gains	0.00	(0.50)	(0.28)	(0.01)	0.00	0.00
Total distributions to shareholders	0.00	(0.51)	(0.29)	(0.02)	0.00	0.00
Net asset value, end of period	$15.53	$12.29	$13.49	$10.98	$11.82	$11.67
Total return[2]	26.36%	(5.64)%	25.98%	(7.01)%	1.29%	90.69%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.29%	1.81%	2.10%	1.74%	1.81%
Net expenses	0.89%	0.90%	0.87%	0.91%	0.91%	0.93%
Net investment income (loss)	0.41%	0.33%	0.62%	0.35%	0.05%	(0.53)%
Supplemental data
Portfolio turnover rate	22%	57%	57%	53%	39%	48%
Net assets, end of period (000s omitted)	$1,695	$1,351	$1,252	$578	$662	$991

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.09	$13.27	$10.78	$11.64	$11.45	$6.15
Net investment income	0.05 [1]	0.10 [1]	0.10 [1]	0.08 [1]	0.06 [1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	3.16	(0.72)	2.70	(0.89)	0.14	5.51
Total from investment operations	3.21	(0.62)	2.80	(0.81)	0.20	5.55
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.03)	(0.04)	(0.01)	(0.25)
Net realized gains	0.00	(0.50)	(0.28)	(0.01)	0.00	0.00
Total distributions to shareholders	0.00	(0.56)	(0.31)	(0.05)	(0.01)	(0.25)
Net asset value, end of period	$15.30	$12.09	$13.27	$10.78	$11.64	$11.45
Total return[2]	26.55%	(5.19)%	26.46%	(6.98)%	1.76%	90.71%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.86%	1.07%	1.67%	1.32%	1.42%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.78%	0.76%	0.84%	0.76%	0.49%	0.51%
Supplemental data
Portfolio turnover rate	22%	57%	57%	53%	39%	48%
Net assets, end of period (000s omitted)	$79,284	$73,309	$40,213	$198	$236	$155

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Disciplined Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.11	$13.29	$10.80	$11.71	$11.60	$6.10
Net investment income	0.05 [1]	0.09 [1]	0.11 [1]	0.07 [1]	0.04 [1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	3.16	(0.72)	2.68	(0.90)	0.16	5.47
Total from investment operations	3.21	(0.63)	2.79	(0.83)	0.20	5.51
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.02)	(0.07)	(0.09)	(0.01)
Net realized gains	0.00	(0.50)	(0.28)	(0.01)	0.00	0.00
Total distributions to shareholders	0.00	(0.55)	(0.30)	(0.08)	(0.09)	(0.01)
Net asset value, end of period	$15.32	$12.11	$13.29	$10.80	$11.71	$11.60
Total return[2]	26.51%	(5.28)%	26.30%	(7.09)%	1.68%	90.34%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.97%	1.48%	1.76%	1.42%	1.51%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.76%	0.64%	0.91%	0.65%	0.36%	0.47%
Supplemental data
Portfolio turnover rate	22%	57%	57%	53%	39%	48%
Net assets, end of period (000s omitted)	$22,045	$1,830	$1,556	$891	$1,192	$1,708

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 19

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
20 | Allspring Disciplined Small Cap Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2025, the aggregate cost of all investments for federal income tax purposes was $84,310,827 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$23,086,119
Gross unrealized losses	(4,632,596)
Net unrealized gains	$18,453,523
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Disciplined Small Cap Fund | 21

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,259,144	$0	$0	$2,259,144
Consumer discretionary	9,578,112	0	0	9,578,112
Consumer staples	2,125,603	0	0	2,125,603
Energy	5,320,116	0	0	5,320,116
Financials	18,067,778	0	0	18,067,778
Health care	15,173,428	0	0	15,173,428
Industrials	18,823,725	0	0	18,823,725
Information technology	16,192,062	0	0	16,192,062
Materials	4,246,293	0	0	4,246,293
Real estate	5,113,653	0	0	5,113,653
Utilities	3,211,726	0	0	3,211,726
Rights
Health care	0	0	0	0
Short-term investments
Investment companies	2,626,346	0	0	2,626,346
	102,737,986	0	0	102,737,986
Futures contracts	26,364	0	0	26,364
Total assets	$102,764,350	$0	$0	$102,764,350
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.500%
Next $4 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended September 30, 2025, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
22 | Allspring Disciplined Small Cap Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.92%
Class R6	0.50
Institutional Class	0.60
Sales charges
Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), an affiliate of Allspring Funds Management, the principal underwriter, is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A shares for the six months ended September 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2025 were $19,791,642 and $28,261,579, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended September 30, 2025, the Fund entered into futures contracts for economic hedging purposes. The Fund had an average notional amount of $1,929,318 in long futures contracts during the six months ended September 30, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
Allspring Disciplined Small Cap Fund | 23

Notes to financial statements (unaudited)
For the six months ended September 30, 2025, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
24 | Allspring Disciplined Small Cap Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Disciplined Small Cap Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Allspring Disciplined Small Cap Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Disciplined Small Cap Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Disciplined Small Cap Fund | 27

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the three- and five-year periods under review, in range of the average investment performance of the Universe for the ten-year period under review, and lower than the average investment performance of the Universe for the one-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 2000® Index, for the three- and five-year periods under review, in range of the investment performance of its benchmark index for the ten-year period under review, and lower than the investment performance of its benchmark index for the one-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

28 | Allspring Disciplined Small Cap Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Disciplined Small Cap Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4335 09-25

Allspring Index Fund
Long Form Financial Statements
Semi-Annual Report
September 30, 2025

Allspring Index Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.77%
Communication services: 10.01%
Diversified telecommunication services: 0.67%
AT&T, Inc.	177,151	$5,002,744
Verizon Communications, Inc.	104,459	4,590,973
		9,593,717
Entertainment: 1.55%
Electronic Arts, Inc.	5,579	1,125,284
Live Nation Entertainment, Inc.†	3,908	638,567
Netflix, Inc.†	10,528	12,622,230
Take-Two Interactive Software, Inc.†	4,296	1,109,914
TKO Group Holdings, Inc. Class A	1,709	345,150
Walt Disney Co.	44,544	5,100,288
Warner Bros Discovery, Inc.†	61,337	1,197,912
		22,139,345
Interactive media & services: 7.19%
Alphabet, Inc. Class A	144,116	35,034,600
Alphabet, Inc. Class C	115,694	28,177,274
Match Group, Inc.	5,961	210,542
Meta Platforms, Inc. Class A	53,736	39,462,644
		102,885,060
Media: 0.40%
Charter Communications, Inc. Class A†	2,301	633,017
Comcast Corp. Class A	91,240	2,866,761
Fox Corp. Class A	5,202	328,038
Fox Corp. Class B	3,677	210,655
Interpublic Group of Cos., Inc.	9,074	253,255
News Corp. Class A	9,326	286,401
News Corp. Class B	3,083	106,518
Omnicom Group, Inc.	4,799	391,263
Paramount Skydance Corp. Class B	7,649	144,719
Trade Desk, Inc. Class A†	11,041	541,119
		5,761,746
Wireless telecommunication services: 0.20%
T-Mobile U.S., Inc.	11,989	2,869,927
Consumer discretionary: 10.41%
Automobile components: 0.03%
Aptiv PLC†	5,395	465,157
Automobiles: 2.34%
Ford Motor Co.	96,846	1,158,278
General Motors Co.	23,588	1,438,160
Tesla, Inc.†	69,522	30,917,824
		33,514,262
The accompanying notes are an integral part of these financial statements.
2 | Allspring Index Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Broadline retail: 3.76%
Amazon.com, Inc.†	240,443	$52,794,069
eBay, Inc.	11,322	1,029,736
		53,823,805
Distributors: 0.07%
Genuine Parts Co.	3,446	477,616
LKQ Corp.	6,374	194,662
Pool Corp.	814	252,397
		924,675
Hotels, restaurants & leisure: 1.86%
Airbnb, Inc. Class A†	10,630	1,290,695
Booking Holdings, Inc.	803	4,335,614
Carnival Corp.†	26,898	777,621
Chipotle Mexican Grill, Inc. Class A†	33,220	1,301,892
Darden Restaurants, Inc.	2,900	552,044
Domino’s Pizza, Inc.	774	334,144
DoorDash, Inc. Class A†	9,171	2,494,420
Expedia Group, Inc.	2,928	625,860
Hilton Worldwide Holdings, Inc.	5,827	1,511,757
Las Vegas Sands Corp.	7,653	411,655
Marriott International, Inc. Class A	5,582	1,453,776
McDonald’s Corp.	17,680	5,372,775
MGM Resorts International†	5,058	175,310
Norwegian Cruise Line Holdings Ltd.†	11,197	275,782
Royal Caribbean Cruises Ltd.	6,259	2,025,287
Starbucks Corp.	28,162	2,382,505
Wynn Resorts Ltd.	2,092	268,341
Yum! Brands, Inc.	6,876	1,045,152
		26,634,630
Household durables: 0.30%
D.R. Horton, Inc.	6,869	1,164,089
Garmin Ltd.	4,054	998,176
Lennar Corp. Class A	5,639	710,740
Mohawk Industries, Inc.†	1,293	166,694
NVR, Inc.†	71	570,461
PulteGroup, Inc.	4,888	645,851
		4,256,011
Leisure products: 0.02%
Hasbro, Inc.	3,301	250,381
Specialty retail: 1.76%
AutoZone, Inc.†	414	1,776,159
Best Buy Co., Inc.	4,870	368,270
CarMax, Inc.†	3,718	166,827
Home Depot, Inc.	24,649	9,987,528
Lowe’s Cos., Inc.	13,885	3,489,439
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Specialty retail(continued)
O’Reilly Automotive, Inc.†	21,021	$2,266,274
Ross Stores, Inc.	8,103	1,234,816
TJX Cos., Inc.	27,639	3,994,941
Tractor Supply Co.	13,130	746,703
Ulta Beauty, Inc.†	1,114	609,080
Williams-Sonoma, Inc.	3,047	595,536
		25,235,573
Textiles, apparel & luxury goods: 0.27%
Deckers Outdoor Corp.†	3,675	372,535
lululemon athletica, Inc.†	2,702	480,767
NIKE, Inc. Class B	29,433	2,052,363
Ralph Lauren Corp. Class A	959	300,704
Tapestry, Inc.	5,156	583,762
		3,790,131
Consumer staples: 4.85%
Beverages: 0.98%
Brown-Forman Corp. Class B	4,363	118,150
Coca-Cola Co.	95,961	6,364,134
Constellation Brands, Inc. Class A	3,537	476,328
Keurig Dr Pepper, Inc.	33,655	858,539
Molson Coors Beverage Co. Class B	4,196	189,869
Monster Beverage Corp.†	17,659	1,188,627
PepsiCo, Inc.	33,919	4,763,584
		13,959,231
Consumer staples distribution & retail: 1.77%
Costco Wholesale Corp.	10,987	10,169,897
Dollar General Corp.	5,452	563,464
Dollar Tree, Inc.†	4,809	453,825
Kroger Co.	15,070	1,015,869
Sysco Corp.	11,830	974,082
Target Corp.	11,257	1,009,753
Walmart, Inc.	108,743	11,207,054
		25,393,944
Food products: 0.51%
Archer-Daniels-Midland Co.	11,903	711,085
Bunge Global SA	3,470	281,937
Campbell’s Co.	4,875	153,952
Conagra Brands, Inc.	11,868	217,303
General Mills, Inc.	13,247	667,914
Hershey Co.	3,669	686,286
Hormel Foods Corp.	7,221	178,648
J.M. Smucker Co.	2,643	287,030
Kellanova	6,661	546,335
Kraft Heinz Co.	21,113	549,783
Lamb Weston Holdings, Inc.	3,453	200,550
The accompanying notes are an integral part of these financial statements.
4 | Allspring Index Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Food products(continued)
McCormick & Co., Inc.	6,269	$419,459
Mondelez International, Inc. Class A	32,057	2,002,601
Tyson Foods, Inc. Class A	7,080	384,444
		7,287,327
Household products: 0.87%
Church & Dwight Co., Inc.	6,035	528,847
Clorox Co.	3,030	373,599
Colgate-Palmolive Co.	20,024	1,600,718
Kimberly-Clark Corp.	8,220	1,022,075
Procter & Gamble Co.	58,032	8,916,617
		12,441,856
Personal care products: 0.09%
Estee Lauder Cos., Inc. Class A	5,803	511,361
Kenvue, Inc.	47,545	771,655
		1,283,016
Tobacco: 0.63%
Altria Group, Inc.	41,619	2,749,351
Philip Morris International, Inc.	38,564	6,255,081
		9,004,432
Energy: 2.85%
Energy equipment & services: 0.21%
Baker Hughes Co. Class A	24,425	1,189,986
Halliburton Co.	21,123	519,626
Schlumberger NV	36,963	1,270,418
		2,980,030
Oil, gas & consumable fuels: 2.64%
APA Corp.	8,864	215,218
Chevron Corp.	47,681	7,404,382
ConocoPhillips	30,942	2,926,804
Coterra Energy, Inc.	18,907	447,151
Devon Energy Corp.	15,727	551,389
Diamondback Energy, Inc.	4,662	667,132
EOG Resources, Inc.	13,527	1,516,647
EQT Corp.	15,461	841,542
Expand Energy Corp.	5,900	626,816
Exxon Mobil Corp.	105,622	11,908,881
Kinder Morgan, Inc.	48,446	1,371,506
Marathon Petroleum Corp.	7,532	1,451,718
Occidental Petroleum Corp.	17,804	841,239
ONEOK, Inc.	15,602	1,138,478
Phillips 66	10,012	1,361,832
Targa Resources Corp.	5,331	893,156
Texas Pacific Land Corp.	478	446,280
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Valero Energy Corp.	7,696	$1,310,321
Williams Cos., Inc.	30,255	1,916,654
		37,837,146
Financials: 13.38%
Banks: 3.53%
Bank of America Corp.	168,826	8,709,733
Citigroup, Inc.	45,608	4,629,212
Citizens Financial Group, Inc.	10,687	568,121
Fifth Third Bancorp	16,398	730,531
Huntington Bancshares, Inc.	36,317	627,194
JPMorgan Chase & Co.	68,125	21,488,669
KeyCorp	23,091	431,571
M&T Bank Corp.	3,872	765,185
PNC Financial Services Group, Inc.	9,757	1,960,474
Regions Financial Corp.	22,107	582,962
Truist Financial Corp.	31,946	1,460,571
U.S. Bancorp	38,555	1,863,363
Wells Fargo & Co.	79,365	6,652,374
		50,469,960
Capital markets: 3.45%
Ameriprise Financial, Inc.	2,336	1,147,560
Bank of New York Mellon Corp.	17,472	1,903,749
BlackRock, Inc.	3,568	4,159,824
Blackstone, Inc.	18,261	3,119,892
Cboe Global Markets, Inc.	2,591	635,443
Charles Schwab Corp.	42,274	4,035,899
CME Group, Inc.	8,928	2,412,256
Coinbase Global, Inc. Class A†	5,603	1,890,956
FactSet Research Systems, Inc.	937	268,441
Franklin Resources, Inc.	7,589	175,534
Goldman Sachs Group, Inc.	7,500	5,972,625
Interactive Brokers Group, Inc. Class A	11,031	759,043
Intercontinental Exchange, Inc.	14,182	2,389,383
Invesco Ltd.	11,049	253,464
KKR & Co., Inc.	16,996	2,208,630
Moody’s Corp.	3,822	1,821,107
Morgan Stanley	30,057	4,777,861
MSCI, Inc. Class A	1,917	1,087,725
Nasdaq, Inc.	11,230	993,293
Northern Trust Corp.	4,738	637,735
Raymond James Financial, Inc.	4,396	758,750
Robinhood Markets, Inc. Class A†	19,175	2,745,476
S&P Global, Inc.	7,742	3,768,109
State Street Corp.	7,029	815,434
T. Rowe Price Group, Inc.	5,443	558,670
		49,296,859
The accompanying notes are an integral part of these financial statements.
6 | Allspring Index Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Consumer finance: 0.59%
American Express Co.	13,448	$4,466,888
Capital One Financial Corp.	15,844	3,368,117
Synchrony Financial	9,218	654,939
		8,489,944
Financial services: 3.97%
Apollo Global Management, Inc.	11,400	1,519,278
Berkshire Hathaway, Inc. Class B†	45,431	22,839,981
Block, Inc.†	13,616	984,028
Corpay, Inc.†	1,749	503,817
Fidelity National Information Services, Inc.	12,942	853,396
Fiserv, Inc.†	13,467	1,736,300
Global Payments, Inc.	6,011	499,394
Jack Henry & Associates, Inc.	1,804	268,670
Mastercard, Inc. Class A	20,452	11,633,302
PayPal Holdings, Inc.†	23,669	1,587,243
Visa, Inc. Class A	42,085	14,366,977
		56,792,386
Insurance: 1.84%
Aflac, Inc.	11,925	1,332,022
Allstate Corp.	6,528	1,401,235
American International Group, Inc.	13,725	1,077,962
Aon PLC Class A	5,342	1,904,850
Arch Capital Group Ltd.	9,209	835,533
Arthur J Gallagher & Co.	6,351	1,967,159
Assurant, Inc.	1,250	270,750
Brown & Brown, Inc.	7,259	680,822
Chubb Ltd.	9,186	2,592,748
Cincinnati Financial Corp.	3,874	612,479
Erie Indemnity Co. Class A	629	200,123
Everest Group Ltd.	1,039	363,889
Globe Life, Inc.	2,007	286,941
Hartford Insurance Group, Inc.	6,966	929,195
Loews Corp.	4,214	423,043
Marsh & McLennan Cos., Inc.	12,180	2,454,635
MetLife, Inc.	13,840	1,140,001
Principal Financial Group, Inc.	5,022	416,374
Progressive Corp.	14,523	3,586,455
Prudential Financial, Inc.	8,721	904,717
Travelers Cos., Inc.	5,578	1,557,489
W.R. Berkley Corp.	7,424	568,827
Willis Towers Watson PLC	2,417	834,953
		26,342,202
Health care: 8.75%
Biotechnology: 1.56%
AbbVie, Inc.	43,766	10,133,580
Amgen, Inc.	13,338	3,763,984
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 7

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Biogen, Inc.†	3,632	$508,770
Gilead Sciences, Inc.	30,741	3,412,251
Incyte Corp.†	4,064	344,668
Moderna, Inc.†	8,579	221,596
Regeneron Pharmaceuticals, Inc.	2,524	1,419,169
Vertex Pharmaceuticals, Inc.†	6,352	2,487,697
		22,291,715
Health care equipment & supplies: 2.01%
Abbott Laboratories	43,120	5,775,493
Align Technology, Inc.†	1,670	209,117
Baxter International, Inc.	12,725	289,748
Becton Dickinson & Co.	7,101	1,329,094
Boston Scientific Corp.†	36,710	3,583,997
Cooper Cos., Inc.†	4,943	338,892
DexCom, Inc.†	9,716	653,790
Edwards Lifesciences Corp.†	14,545	1,131,165
GE HealthCare Technologies, Inc.	11,311	849,456
Hologic, Inc.†	5,510	371,870
IDEXX Laboratories, Inc.†	1,982	1,266,280
Insulet Corp.†	1,744	538,425
Intuitive Surgical, Inc.†	8,881	3,971,850
Medtronic PLC	31,743	3,023,203
ResMed, Inc.	3,627	992,819
Solventum Corp.†	3,651	266,523
STERIS PLC	2,440	603,754
Stryker Corp.	8,524	3,151,067
Zimmer Biomet Holdings, Inc.	4,908	483,438
		28,829,981
Health care providers & services: 1.64%
Cardinal Health, Inc.	5,916	928,575
Cencora, Inc.	4,803	1,501,082
Centene Corp.†	11,559	412,425
Cigna Group	6,613	1,906,197
CVS Health Corp.	31,423	2,368,980
DaVita, Inc.†	886	117,723
Elevance Health, Inc.	5,579	1,802,686
HCA Healthcare, Inc.	4,058	1,729,520
Henry Schein, Inc.†	2,554	169,509
Humana, Inc.	2,980	775,307
Labcorp Holdings, Inc.	2,059	591,057
McKesson Corp.	3,082	2,380,968
Molina Healthcare, Inc.†	1,343	256,996
Quest Diagnostics, Inc.	2,770	527,907
UnitedHealth Group, Inc.	22,438	7,747,841
Universal Health Services, Inc. Class B	1,397	285,603
		23,502,376
The accompanying notes are an integral part of these financial statements.
8 | Allspring Index Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Life sciences tools & services: 0.81%
Agilent Technologies, Inc.	7,038	$903,327
Bio-Techne Corp.	3,884	216,067
Charles River Laboratories International, Inc.†	1,219	190,725
Danaher Corp.	15,789	3,130,327
IQVIA Holdings, Inc.†	4,212	800,027
Mettler-Toledo International, Inc.†	510	626,081
Revvity, Inc.	2,876	252,081
Thermo Fisher Scientific, Inc.	9,355	4,537,362
Waters Corp.†	1,475	442,220
West Pharmaceutical Services, Inc.	1,781	467,210
		11,565,427
Pharmaceuticals: 2.73%
Bristol-Myers Squibb Co.	50,428	2,274,303
Eli Lilly & Co.	19,697	15,028,811
Johnson & Johnson	59,667	11,063,455
Merck & Co., Inc.	61,882	5,193,756
Pfizer, Inc.	140,859	3,589,087
Viatris, Inc.	28,884	285,952
Zoetis, Inc.	10,980	1,606,593
		39,041,957
Industrials: 8.19%
Aerospace & defense: 2.20%
Axon Enterprise, Inc.†	1,945	1,395,810
Boeing Co.†	18,734	4,043,359
General Dynamics Corp.	6,255	2,132,955
General Electric Co.	26,272	7,903,143
Howmet Aerospace, Inc.	9,987	1,959,749
Huntington Ingalls Industries, Inc.	972	279,849
L3Harris Technologies, Inc.	4,635	1,415,575
Lockheed Martin Corp.	5,090	2,540,979
Northrop Grumman Corp.	3,335	2,032,082
RTX Corp.	33,162	5,548,998
Textron, Inc.	4,415	373,023
TransDigm Group, Inc.	1,396	1,839,956
		31,465,478
Air freight & logistics: 0.25%
CH Robinson Worldwide, Inc.	2,926	387,402
Expeditors International of Washington, Inc.	3,362	412,148
FedEx Corp.	5,377	1,267,950
United Parcel Service, Inc. Class B	18,235	1,523,170
		3,590,670
Building products: 0.49%
A.O. Smith Corp.	2,831	207,824
Allegion PLC	2,127	377,223
Builders FirstSource, Inc.†	2,739	332,104
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 9

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Building products(continued)
Carrier Global Corp.	19,819	$1,183,194
Johnson Controls International PLC	16,212	1,782,509
Lennox International, Inc.	792	419,253
Masco Corp.	5,187	365,113
Trane Technologies PLC	5,513	2,326,266
		6,993,486
Commercial services & supplies: 0.49%
Cintas Corp.	8,486	1,741,836
Copart, Inc.†	22,039	991,094
Republic Services, Inc. Class A	5,028	1,153,826
Rollins, Inc.	6,964	409,065
Veralto Corp.	6,148	655,438
Waste Management, Inc.	9,182	2,027,661
		6,978,920
Construction & engineering: 0.16%
EMCOR Group, Inc.	1,109	720,340
Quanta Services, Inc.	3,692	1,530,039
		2,250,379
Electrical equipment: 0.87%
AMETEK, Inc.	5,722	1,075,736
Eaton Corp. PLC	9,645	3,609,641
Emerson Electric Co.	13,943	1,829,043
GE Vernova, Inc.	6,744	4,146,886
Generac Holdings, Inc.†	1,454	243,400
Hubbell, Inc. Class B	1,317	566,718
Rockwell Automation, Inc.	2,786	973,790
		12,445,214
Ground transportation: 0.89%
CSX Corp.	46,187	1,640,100
J.B. Hunt Transport Services, Inc.	1,895	254,252
Norfolk Southern Corp.	5,558	1,669,679
Old Dominion Freight Line, Inc.	4,582	645,054
Uber Technologies, Inc.†	51,666	5,061,718
Union Pacific Corp.	14,693	3,472,985
		12,743,788
Industrial conglomerates: 0.37%
3M Co.	13,196	2,047,755
Honeywell International, Inc.	15,730	3,311,165
		5,358,920
Machinery: 1.49%
Caterpillar, Inc.	11,607	5,538,280
Cummins, Inc.	3,414	1,441,971
Deere & Co.	6,240	2,853,302
The accompanying notes are an integral part of these financial statements.
10 | Allspring Index Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Machinery(continued)
Dover Corp.	3,397	$566,722
Fortive Corp.	8,382	410,634
IDEX Corp.	1,865	303,547
Illinois Tool Works, Inc.	6,572	1,713,715
Ingersoll Rand, Inc.	8,961	740,358
Nordson Corp.	1,330	301,844
Otis Worldwide Corp.	9,724	889,065
PACCAR, Inc.	13,009	1,279,045
Parker-Hannifin Corp.	3,166	2,400,303
Pentair PLC	4,061	449,796
Snap-on, Inc.	1,292	447,717
Stanley Black & Decker, Inc.	3,835	285,056
Westinghouse Air Brake Technologies Corp.	4,235	848,990
Xylem, Inc.	6,030	889,425
		21,359,770
Passenger airlines: 0.15%
Delta Air Lines, Inc.	16,070	911,972
Southwest Airlines Co.	13,012	415,213
United Airlines Holdings, Inc.†	8,020	773,930
		2,101,115
Professional services: 0.55%
Automatic Data Processing, Inc.	10,035	2,945,272
Broadridge Financial Solutions, Inc.	2,902	691,169
Dayforce, Inc.†	3,956	272,529
Equifax, Inc.	3,067	786,778
Jacobs Solutions, Inc.	2,962	443,885
Leidos Holdings, Inc.	3,179	600,704
Paychex, Inc.	8,033	1,018,263
Paycom Software, Inc.	1,240	258,094
Verisk Analytics, Inc. Class A	3,461	870,476
		7,887,170
Trading companies & distributors: 0.28%
Fastenal Co.	28,433	1,394,354
United Rentals, Inc.	1,594	1,521,728
WW Grainger, Inc.	1,090	1,038,727
		3,954,809
Information technology: 34.35%
Communications equipment: 0.89%
Arista Networks, Inc.†	25,534	3,720,559
Cisco Systems, Inc.	98,109	6,712,618
F5, Inc.†	1,423	459,900
Motorola Solutions, Inc.	4,128	1,887,693
		12,780,770
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 11

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.72%
Amphenol Corp. Class A	30,248	$3,743,190
CDW Corp.	3,247	517,182
Corning, Inc.	19,313	1,584,245
Jabil, Inc.	2,659	577,455
Keysight Technologies, Inc.†	4,264	745,859
TE Connectivity PLC	7,321	1,607,179
Teledyne Technologies, Inc.†	1,162	680,979
Trimble, Inc.†	5,896	481,408
Zebra Technologies Corp. Class A†	1,260	374,422
		10,311,919
IT services: 0.92%
Accenture PLC Class A	15,431	3,805,285
Akamai Technologies, Inc.†	3,552	269,100
Cognizant Technology Solutions Corp. Class A	12,100	811,547
EPAM Systems, Inc.†	1,380	208,090
Gartner, Inc.†	1,876	493,144
GoDaddy, Inc. Class A†	3,430	469,327
International Business Machines Corp.	23,078	6,511,688
VeriSign, Inc.	2,083	582,344
		13,150,525
Semiconductors & semiconductor equipment: 13.60%
Advanced Micro Devices, Inc.†	40,206	6,504,929
Analog Devices, Inc.	12,295	3,020,882
Applied Materials, Inc.	19,882	4,070,641
Broadcom, Inc.	116,528	38,443,752
First Solar, Inc.†	2,657	585,948
Intel Corp.†	108,440	3,638,162
KLA Corp.	3,269	3,525,943
Lam Research Corp.	31,356	4,198,568
Microchip Technology, Inc.	13,371	858,686
Micron Technology, Inc.	27,726	4,639,114
Monolithic Power Systems, Inc.	1,187	1,092,800
NVIDIA Corp.	604,509	112,789,289
NXP Semiconductors NV	6,246	1,422,402
ON Semiconductor Corp.†	10,132	499,609
QUALCOMM, Inc.	26,720	4,445,139
Skyworks Solutions, Inc.	3,677	283,055
Teradyne, Inc.	3,941	542,439
Texas Instruments, Inc.	22,524	4,138,335
		194,699,693
Software: 11.26%
Adobe, Inc.†	10,510	3,707,402
AppLovin Corp. Class A†	6,707	4,819,248
Autodesk, Inc.†	5,302	1,684,286
Cadence Design Systems, Inc.†	6,751	2,371,356
Crowdstrike Holdings, Inc. Class A†	6,175	3,028,096
The accompanying notes are an integral part of these financial statements.
12 | Allspring Index Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Software(continued)
Datadog, Inc. Class A†	8,009	$1,140,482
Fair Isaac Corp.†	595	890,435
Fortinet, Inc.†	16,137	1,356,799
Gen Digital, Inc.	13,885	394,195
Intuit, Inc.	6,911	4,719,591
Microsoft Corp.	184,156	95,383,600
Oracle Corp.	41,057	11,546,871
Palantir Technologies, Inc. Class A†	56,345	10,278,455
Palo Alto Networks, Inc.†	16,548	3,369,504
PTC, Inc.†	2,968	602,563
Roper Technologies, Inc.	2,666	1,329,508
Salesforce, Inc.	23,685	5,613,345
ServiceNow, Inc.†	5,153	4,742,203
Synopsys, Inc.†	4,584	2,261,700
Tyler Technologies, Inc.†	1,072	560,828
Workday, Inc. Class A†	5,351	1,288,146
		161,088,613
Technology hardware, storage & peripherals: 6.96%
Apple, Inc.	367,670	93,619,812
Dell Technologies, Inc. Class C	7,512	1,064,976
Hewlett Packard Enterprise Co.	32,510	798,446
HP, Inc.	23,270	633,642
NetApp, Inc.	4,957	587,206
Seagate Technology Holdings PLC	5,269	1,243,800
Super Micro Computer, Inc.†	12,420	595,415
Western Digital Corp.	8,595	1,031,916
		99,575,213
Materials: 1.75%
Chemicals: 1.08%
Air Products & Chemicals, Inc.	5,514	1,503,778
Albemarle Corp.	2,916	236,429
CF Industries Holdings, Inc.	4,013	359,966
Corteva, Inc.	16,825	1,137,875
Dow, Inc.	17,562	402,697
DuPont de Nemours, Inc.	10,374	808,134
Eastman Chemical Co.	2,845	179,377
Ecolab, Inc.	6,324	1,731,891
International Flavors & Fragrances, Inc.	6,350	390,779
Linde PLC	11,617	5,518,075
LyondellBasell Industries NV Class A	6,375	312,630
Mosaic Co.	7,863	272,689
PPG Industries, Inc.	5,592	587,775
Sherwin-Williams Co.	5,745	1,989,264
		15,431,359
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 13

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Construction materials: 0.14%
Martin Marietta Materials, Inc.	1,494	$941,639
Vulcan Materials Co.	3,273	1,006,840
		1,948,479
Containers & packaging: 0.19%
Amcor PLC	57,115	467,201
Avery Dennison Corp.	1,932	313,312
Ball Corp.	6,742	339,932
International Paper Co.	13,081	606,958
Packaging Corp. of America	2,214	482,497
Smurfit WestRock PLC	12,936	550,686
		2,760,586
Metals & mining: 0.34%
Freeport-McMoRan, Inc.	35,571	1,395,095
Newmont Corp.	27,214	2,294,412
Nucor Corp.	5,687	770,190
Steel Dynamics, Inc.	3,428	477,966
		4,937,663
Real estate: 1.91%
Health care REITs: 0.31%
Alexandria Real Estate Equities, Inc.	3,857	321,442
Healthpeak Properties, Inc.	17,217	329,706
Ventas, Inc.	11,260	788,087
Welltower, Inc.	16,570	2,951,780
		4,391,015
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	15,841	269,614
Industrial REITs: 0.18%
Prologis, Inc.	22,993	2,633,158
Office REITs: 0.02%
BXP, Inc.	3,649	271,267
Real estate management & development: 0.14%
CBRE Group, Inc. Class A†	7,261	1,144,043
CoStar Group, Inc.†	10,496	885,548
		2,029,591
Residential REITs: 0.21%
AvalonBay Communities, Inc.	3,523	680,538
Camden Property Trust	2,647	282,647
Equity Residential	8,610	557,325
Essex Property Trust, Inc.	1,596	427,185
Invitation Homes, Inc.	13,972	409,799
The accompanying notes are an integral part of these financial statements.
14 | Allspring Index Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	2,900	$405,217
UDR, Inc.	7,470	278,332
		3,041,043
Retail REITs: 0.26%
Federal Realty Investment Trust	1,945	197,048
Kimco Realty Corp.	16,778	366,599
Realty Income Corp.	22,652	1,377,015
Regency Centers Corp.	4,048	295,099
Simon Property Group, Inc.	8,089	1,518,063
		3,753,824
Specialized REITs: 0.77%
American Tower Corp.	11,601	2,231,104
Crown Castle, Inc.	10,789	1,041,031
Digital Realty Trust, Inc.	7,943	1,373,186
Equinix, Inc.	2,425	1,899,357
Extra Space Storage, Inc.	5,259	741,203
Iron Mountain, Inc.	7,317	745,895
Public Storage	3,912	1,129,981
SBA Communications Corp. Class A	2,660	514,311
VICI Properties, Inc. Class A	26,419	861,524
Weyerhaeuser Co.	17,875	443,121
		10,980,713
Utilities: 2.32%
Electric utilities: 1.49%
Alliant Energy Corp.	6,366	429,132
American Electric Power Co., Inc.	13,250	1,490,625
Constellation Energy Corp.	7,740	2,547,002
Duke Energy Corp.	19,266	2,384,168
Edison International	9,534	527,040
Entergy Corp.	11,060	1,030,681
Evergy, Inc.	5,702	433,466
Eversource Energy	9,194	654,061
Exelon Corp.	25,022	1,126,240
FirstEnergy Corp.	12,875	589,933
NextEra Energy, Inc.	51,019	3,851,424
NRG Energy, Inc.	4,792	776,064
PG&E Corp.	54,451	821,121
Pinnacle West Capital Corp.	2,959	265,304
PPL Corp.	18,321	680,808
Southern Co.	27,254	2,582,862
Xcel Energy, Inc.	14,653	1,181,764
		21,371,695
Gas utilities: 0.05%
Atmos Energy Corp.	3,977	679,073
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 15

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.12%
AES Corp.	17,641	$232,155
Vistra Corp.	7,891	1,546,005
		1,778,160
Multi-utilities: 0.61%
Ameren Corp.	6,699	699,242
CenterPoint Energy, Inc.	16,175	627,590
CMS Energy Corp.	7,416	543,296
Consolidated Edison, Inc.	8,935	898,146
Dominion Energy, Inc.	21,144	1,293,378
DTE Energy Co.	5,143	727,374
NiSource, Inc.	11,665	505,095
Public Service Enterprise Group, Inc.	12,365	1,031,983
Sempra	16,165	1,454,527
WEC Energy Group, Inc.	7,974	913,741
		8,694,372
Water utilities: 0.05%
American Water Works Co., Inc.	4,834	672,844
Total common stocks (Cost $276,402,970)		1,413,335,117

		Yield
Short-term investments: 1.02%
Investment companies: 1.02%
Allspring Government Money Market Fund Select Class♠∞		4.07%	14,644,006	14,644,006
Total short-term investments (Cost $14,644,006)				14,644,006
Total investments in securities (Cost $291,046,976)	99.79%			1,427,979,123
Other assets and liabilities, net	0.21			3,004,139
Total net assets	100.00%			$1,430,983,262

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
16 | Allspring Index Fund

Portfolio of investments—September 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$16,763,979	$52,094,287	$(54,214,260)	$0	$0	$14,644,006	14,644,006	$380,959
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	52	12-19-2025	$17,282,177	$17,520,750	$238,573	$0
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 17

Statement of assets and liabilities—September 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $276,402,970)	$1,413,335,117
Investments in affiliated securities, at value (cost $14,644,006)	14,644,006
Cash	6,321
Cash at broker segregated for futures contracts	2,510,578
Receivable for Fund shares sold	957,734
Receivable for dividends	646,530
Receivable for daily variation margin on open futures contracts	65,650
Receivable from manager	36,237
Prepaid expenses and other assets	188,793
Total assets	1,432,390,966
Liabilities
Payable for Fund shares redeemed	903,855
Shareholder servicing fees payable	235,247
Administration fees payable	206,628
Distribution fee payable	4,283
Trustees’ fees and expenses payable	563
Accrued expenses and other liabilities	57,128
Total liabilities	1,407,704
Total net assets	$1,430,983,262
Net assets consist of
Paid-in capital	$201,615,337
Total distributable earnings	1,229,367,925
Total net assets	$1,430,983,262
Computation of net asset value and offering price per share
Net assets–Class A	$978,892,536
Shares outstanding–Class A1	16,529,301
Net asset value per share–Class A	$59.22
Maximum offering price per share – Class A2	$62.83
Net assets–Class C	$7,601,943
Shares outstanding–Class C1	124,949
Net asset value per share–Class C	$60.84
Net assets–Administrator Class	$444,488,783
Shares outstanding–Administrator Class[1]	7,247,772
Net asset value per share–Administrator Class	$61.33
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Index Fund

Statement of operations—six months ended September 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,931)	$8,392,470
Income from affiliated securities	380,959
Interest	36,710
Total investment income	8,810,139
Expenses
Management fee	953,354
Administration fees
Class A	909,257
Class C	7,163
Administrator Class	265,459
Shareholder servicing fees
Class A	1,136,572
Class C	8,930
Administrator Class	199,874
Distribution fee
Class C	26,163
Custody and accounting fees	20,753
Professional fees	27,767
Registration fees	31,867
Shareholder report expenses	20,107
Trustees’ fees and expenses	9,472
Other fees and expenses	139,094
Total expenses	3,755,832
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,058,653)
Class A	(239,927)
Class C	(419)
Administrator Class	(1,357)
Net expenses	2,455,476
Net investment income	6,354,663
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	41,192,343
Futures contracts	3,755,446
Net realized gains on investments	44,947,789
Net change in unrealized gains (losses) on
Unaffiliated securities	188,042,615
Futures contracts	366,819
Net change in unrealized gains (losses) on investments	188,409,434
Net realized and unrealized gains (losses) on investments	233,357,223
Net increase in net assets resulting from operations	$239,711,886
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 19

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2025 (unaudited)		Year ended March 31, 2025
Operations
Net investment income		$6,354,663		$13,171,405
Net realized gains on investments		44,947,789		93,605,488
Net change in unrealized gains (losses) on investments		188,409,434		(7,839,435)
Net increase in net assets resulting from operations		239,711,886		98,937,458
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(73,573,746)
Class C		0		(584,126)
Administrator Class		0		(32,784,061)
Total distributions to shareholders		0		(106,941,933)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	181,050	9,700,347	470,643	24,718,140
Class C	7,186	387,660	14,502	775,058
Administrator Class	291,146	16,291,761	638,894	34,601,302
		26,379,768		60,094,500
Reinvestment of distributions
Class A	0	0	1,333,963	71,395,358
Class C	0	0	10,575	582,349
Administrator Class	0	0	590,893	32,736,668
		0		104,714,375
Payment for shares redeemed
Class A	(922,845)	(49,563,666)	(1,928,086)	(101,665,453)
Class C	(16,891)	(913,178)	(49,675)	(2,683,632)
Administrator Class	(519,037)	(28,717,264)	(1,527,158)	(81,373,750)
		(79,194,108)		(185,722,835)
Net decrease in net assets resulting from capital share transactions		(52,814,340)		(20,913,960)
Total increase (decrease) in net assets		186,897,546		(28,918,435)
Net assets
Beginning of period		1,244,085,716		1,273,004,151
End of period		$1,430,983,262		$1,244,085,716
The accompanying notes are an integral part of these financial statements.
20 | Allspring Index Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31		Year ended May 31
Class A		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$49.48	$49.76	$42.33	$45.49	$50.17	$41.27	$49.48
Net investment income	0.25 [2]	0.50 [2]	0.45 [2]	0.55 [2]	0.46	0.48	0.65
Net realized and unrealized gains (losses) on investments	9.49	3.68	10.45	0.36	(0.33)	14.92	5.82
Total from investment operations	9.74	4.18	10.90	0.91	0.13	15.40	6.47
Distributions to shareholders from
Net investment income	0.00	(0.50)	(0.54)	(0.53)	(0.46)	(0.57)	(0.67)
Net realized gains	0.00	(3.96)	(2.93)	(3.54)	(4.35)	(5.93)	(14.01)
Total distributions to shareholders	0.00	(4.46)	(3.47)	(4.07)	(4.81)	(6.50)	(14.68)
Net asset value, end of period	$59.22	$49.48	$49.76	$42.33	$45.49	$50.17	$41.27
Total return[3]	19.68%	7.78%	26.86%	2.45%	(0.74)%	39.71%	12.02%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.62%	0.64%	0.63%*	0.65%*	0.67%*
Net expenses	0.42%	0.42%	0.42%	0.45%	0.44%*	0.44%*	0.44%*
Net investment income	0.91%	0.96%	1.19%	1.30%	0.92%*	1.08%*	1.47%*
Supplemental data
Portfolio turnover rate	2%	3%	2%	2%	2%[4]	4%[4]	3%[4]
Net assets, end of period (000s omitted)	$978,893	$854,516	$865,571	$727,314	$771,925	$835,781	$660,101

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%

[1]	For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31		Year ended May 31
Class C		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$51.02	$51.23	$43.44	$46.50	$51.19	$41.90	$50.02
Net investment income	0.04 [2]	0.11 [2]	0.16 [2]	0.23 [2]	0.08 [2]	0.16 [2]	0.30
Net realized and unrealized gains (losses) on investments	9.78	3.74	10.74	0.40	(0.37)	15.21	5.84
Total from investment operations	9.82	3.85	10.90	0.63	(0.29)	15.37	6.14
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.18)	(0.15)	(0.05)	(0.15)	(0.25)
Net realized gains	0.00	(3.96)	(2.93)	(3.54)	(4.35)	(5.93)	(14.01)
Total distributions to shareholders	0.00	(4.06)	(3.11)	(3.69)	(4.40)	(6.08)	(14.26)
Net asset value, end of period	$60.84	$51.02	$51.23	$43.44	$46.50	$51.19	$41.90
Total return[3]	19.25%	6.95%	26.06%	1.69%	(1.48)%	38.83%	11.17%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.38%	1.36%	1.38%	1.37%*	1.40%*	1.42%*
Net expenses	1.19%	1.19%	1.19%	1.20%	1.20%*	1.20%*	1.20%
Net investment income	0.14%	0.20%	0.42%	0.54%	0.16%*	0.34%*	0.72%*
Supplemental data
Portfolio turnover rate	2%	3%	2%	2%	2%[4]	4%[4]	3%[4]
Net assets, end of period (000s omitted)	$7,602	$6,870	$8,158	$7,780	$10,538	$12,530	$16,103

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%

[1]	For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
22 | Allspring Index Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31		Year ended May 31
Administrator Class		2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$51.19	$51.37	$43.60	$46.73	$51.41	$42.15	$50.24
Net investment income	0.30 [2]	0.61 [2]	0.53 [2]	0.65 [2]	0.58	0.58	0.81
Net realized and unrealized gains (losses) on investments	9.84	3.78	10.79	0.37	(0.36)	15.26	5.85
Total from investment operations	10.14	4.39	11.32	1.02	0.22	15.84	6.66
Distributions to shareholders from
Net investment income	0.00	(0.61)	(0.62)	(0.61)	(0.55)	(0.65)	(0.74)
Net realized gains	0.00	(3.96)	(2.93)	(3.54)	(4.35)	(5.93)	(14.01)
Total distributions to shareholders	0.00	(4.57)	(3.55)	(4.15)	(4.90)	(6.58)	(14.75)
Net asset value, end of period	$61.33	$51.19	$51.37	$43.60	$46.73	$51.41	$42.15
Total return[3]	19.81%	7.95%	27.07%	2.65%	(0.55)%	39.97%	12.25%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.41%	0.39%	0.40%	0.37%*	0.42%*	0.44%*
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%*	0.25%*	0.25%*
Net investment income	1.08%	1.13%	1.36%	1.49%	1.11%*	1.28%*	1.67%*
Supplemental data
Portfolio turnover rate	2%	3%	2%	2%	2%[4]	4%[4]	3%[4]
Net assets, end of period (000s omitted)	$444,489	$382,699	$399,275	$350,438	$369,967	$414,276	$343,609

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%

[1]	For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Fund (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
24 | Allspring Index Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2025, the aggregate cost of all investments for federal income tax purposes was $291,077,270 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,148,230,129
Gross unrealized losses	(11,089,703)
Net unrealized gains	$1,137,140,426
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Fund | 25

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$143,249,795	$0	$0	$143,249,795
Consumer discretionary	148,894,625	0	0	148,894,625
Consumer staples	69,369,806	0	0	69,369,806
Energy	40,817,176	0	0	40,817,176
Financials	191,391,351	0	0	191,391,351
Health care	125,231,456	0	0	125,231,456
Industrials	117,129,719	0	0	117,129,719
Information technology	491,606,733	0	0	491,606,733
Materials	25,078,087	0	0	25,078,087
Real estate	27,370,225	0	0	27,370,225
Utilities	33,196,144	0	0	33,196,144
Short-term investments
Investment companies	14,644,006	0	0	14,644,006
	1,427,979,123	0	0	1,427,979,123
Futures contracts	238,573	0	0	238,573
Total assets	$1,428,217,696	$0	$0	$1,428,217,696
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.150%
Next $4 billion	0.125
Next $5 billion	0.090
Over $10 billion	0.080
For the six months ended September 30, 2025, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
26 | Allspring Index Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.44%
Class C	1.19
Administrator Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2025, Allspring Funds Distributor received $10,030 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2025 were $21,147,010 and $61,008,676, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended September 30, 2025, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $17,996,821 in long futures contracts during the six months ended September 30, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Index Fund | 27

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2025, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
28 | Allspring Index Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Index Fund | 29

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

30 | Allspring Index Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Index Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Index Fund | 31

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the S&P 500 Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.

32 | Allspring Index Fund

Other information (unaudited)
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Index Fund | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3329 09-25

Allspring Innovation Fund
Long Form Financial Statements
Semi-Annual Report
September 30, 2025

Allspring Innovation Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.36%
Communication services: 7.70%
Entertainment: 7.70%
Live Nation Entertainment, Inc.†	89,254	$14,584,103
Netflix, Inc.†	5,189	6,221,196
Nintendo Co. Ltd. ADR	562,355	12,000,656
		32,805,955
Consumer discretionary: 13.30%
Broadline retail: 3.52%
MercadoLibre, Inc.†	6,415	14,991,470
Hotels, restaurants & leisure: 8.26%
DoorDash, Inc. Class A†	81,505	22,168,545
Hilton Worldwide Holdings, Inc.	50,203	13,024,666
		35,193,211
Specialty retail: 1.52%
Carvana Co. Class A†	17,108	6,453,822
Financials: 9.86%
Capital markets: 6.97%
Robinhood Markets, Inc. Class A†	133,954	19,179,534
S&P Global, Inc.	21,614	10,519,750
		29,699,284
Financial services: 2.89%
Visa, Inc. Class A	36,068	12,312,894
Health care: 6.33%
Health care equipment & supplies: 3.83%
IDEXX Laboratories, Inc.†	16,625	10,621,546
Intuitive Surgical, Inc.†	12,754	5,703,972
		16,325,518
Health care providers & services: 2.50%
McKesson Corp.	13,788	10,651,781
Industrials: 7.03%
Aerospace & defense: 1.35%
Axon Enterprise, Inc.†	8,013	5,750,449
Commercial services & supplies: 5.68%
Rollins, Inc.	223,869	13,150,065
Waste Connections, Inc.	62,768	11,034,615
		24,184,680
The accompanying notes are an integral part of these financial statements.
2 | Allspring Innovation Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Information technology: 47.97%
Communications equipment: 5.24%
Arista Networks, Inc.†	76,446	$11,138,946
Motorola Solutions, Inc.	24,399	11,157,419
		22,296,365
IT services: 3.23%
Shopify, Inc. Class A†	92,686	13,774,067
Semiconductors & semiconductor equipment: 13.35%
KLA Corp.	17,572	18,953,159
Monolithic Power Systems, Inc.	20,228	18,622,706
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	69,110	19,301,732
		56,877,597
Software: 26.15%
AppLovin Corp. Class A†	19,282	13,854,888
Cadence Design Systems, Inc.†	49,479	17,379,994
CCC Intelligent Solutions Holdings, Inc.†	678,613	6,182,165
Commvault Systems, Inc.†	69,081	13,041,111
Fair Isaac Corp.†	4,274	6,396,169
Guidewire Software, Inc.†	27,264	6,266,903
Oracle Corp.	67,605	19,013,230
Samsara, Inc. Class A†	144,486	5,382,104
ServiceNow, Inc.†	12,397	11,408,711
Tyler Technologies, Inc.†	23,763	12,431,851
		111,357,126
Materials: 2.84%
Metals & mining: 2.84%
Carpenter Technology Corp.	49,270	12,097,756
Utilities: 3.33%
Independent power and renewable electricity producers: 3.33%
Talen Energy Corp.†	33,309	14,168,982
Total common stocks (Cost $301,158,611)		418,940,957

		Yield
Short-term investments: 0.11%
Investment companies: 0.11%
Allspring Government Money Market Fund Select Class♠∞		4.07%	459,793	459,793
Total short-term investments (Cost $459,793)				459,793
Total investments in securities (Cost $301,618,404)	98.47%			419,400,750
Other assets and liabilities, net	1.53			6,520,340
Total net assets	100.00%			$425,921,090

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,177,913	$32,188,083	$(37,906,203)	$0	$0	$459,793	459,793	$123,035
The accompanying notes are an integral part of these financial statements.
4 | Allspring Innovation Fund

Statement of assets and liabilities—September 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $301,158,611)	$418,940,957
Investments in affiliated securities, at value (cost $459,793)	459,793
Receivable for investments sold	6,905,942
Receivable for dividends	142,311
Receivable for Fund shares sold	18,878
Prepaid expenses and other assets	58,649
Total assets	426,526,530
Liabilities
Management fee payable	249,540
Payable for Fund shares redeemed	155,594
Shareholder servicing fees payable	82,151
Administration fees payable	68,111
Distribution fee payable	2,170
Trustees’ fees and expenses payable	1,579
Accrued expenses and other liabilities	46,295
Total liabilities	605,440
Total net assets	$425,921,090
Net assets consist of
Paid-in capital	$248,612,247
Total distributable earnings	177,308,843
Total net assets	$425,921,090
Computation of net asset value and offering price per share
Net assets–Class A	$398,337,760
Shares outstanding–Class A1	31,327,941
Net asset value per share–Class A	$12.72
Maximum offering price per share – Class A2	$13.50
Net assets–Class C	$3,473,699
Shares outstanding–Class C1	665,863
Net asset value per share–Class C	$5.22
Net assets–Institutional Class	$24,109,631
Shares outstanding–Institutional Class[1]	1,726,458
Net asset value per share–Institutional Class	$13.96
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 5

Statement of operations—six months ended September 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $16,818)	$598,781
Income from affiliated securities	123,035
Interest	7
Total investment income	721,823
Expenses
Management fee	1,667,285
Administration fees
Class A	390,334
Class C	3,659
Administrator Class	1,295 [1]
Institutional Class	13,536
Shareholder servicing fees
Class A	487,918
Class C	4,555
Administrator Class	2,485 [1]
Distribution fee
Class C	13,661
Custody and accounting fees	5,936
Professional fees	24,186
Registration fees	50,054
Shareholder report expenses	20,549
Trustees’ fees and expenses	5,759
Other fees and expenses	11,717
Total expenses	2,702,929
Less: Fee waivers and/or expense reimbursements
Fund-level	(166,838)
Class A	(67,064)
Institutional Class	(804)
Net expenses	2,468,223
Net investment loss	(1,746,400)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	7,328,562
Foreign currency and foreign currency translations	(5)
Net realized gains on investments	7,328,557
Net change in unrealized gains (losses) on
Unaffiliated securities	52,373,059
Foreign currency and foreign currency translations	1,841
Net change in unrealized gains (losses) on investments	52,374,900
Net realized and unrealized gains (losses) on investments	59,703,457
Net increase in net assets resulting from operations	$57,957,057
1 For the period from April 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Innovation Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2025 (unaudited)		Year ended March 31, 2025
Operations
Net investment loss		$(1,746,400)		$(2,631,692)
Net realized gains on investments		7,328,557		58,764,085
Net change in unrealized gains (losses) on investments		52,374,900		(43,337,715)
Net increase in net assets resulting from operations		57,957,057		12,794,678
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(31,481,475)
Class C		0		(796,328)
Administrator Class		0 [1]		(182,763)
Institutional Class		0		(1,323,254)
Total distributions to shareholders		0		(33,783,820)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	163,590	1,917,695	365,519	4,358,062
Class C	39,636	199,230	95,784	531,068
Administrator Class	21,363 [1]	271,737 [1]	44,929	565,230
Institutional Class	452,171	5,570,086	589,185	7,497,104
		7,958,748		12,951,464
Reinvestment of distributions
Class A	0	0	2,428,227	29,964,325
Class C	0	0	156,143	796,328
Administrator Class	0 [1]	0 [1]	13,551	176,841
Institutional Class	0	0	95,828	1,296,548
		0		32,234,042
Payment for shares redeemed
Class A	(2,098,309)	(25,183,712)	(5,898,934)	(68,659,010)
Class C	(176,503)	(869,490)	(379,198)	(1,969,613)
Administrator Class	(18,445)[1]	(235,254)[1]	(69,175)	(869,547)
Institutional Class	(216,663)	(2,860,533)	(1,757,453)	(22,072,788)
		(29,148,989)		(93,570,958)
Share conversions
Administrator Class	(167,190)[2]	(2,217,373)[2]	0	0
Institutional Class	161,029 [2]	2,217,373 [2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(21,190,241)		(48,385,452)
Total increase (decrease) in net assets		36,766,816		(69,374,594)
Net assets
Beginning of period		389,154,274		458,528,868
End of period		$425,921,090		$389,154,274
1 For the period from April 1, 2025 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.05	$11.58	$8.96	$14.58	$18.55	$12.08
Net investment loss	(0.05)[1]	(0.07)[1]	(0.07)[1]	(0.09)[1]	(0.19)[1]	(0.16)
Net realized and unrealized gains (losses) on investments	1.72	0.52	2.69	(3.21)	1.04	9.44
Total from investment operations	1.67	0.45	2.62	(3.30)	0.85	9.28
Distributions to shareholders from
Net realized gains	0.00	(0.98)	0.00	(2.32)	(4.82)	(2.81)
Net asset value, end of period	$12.72	$11.05	$11.58	$8.96	$14.58	$18.55
Total return[2]	15.11%	3.03%	29.24%	(21.42)%	1.26%	77.67%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.30%	1.30%	1.34%	1.34%	1.35%
Net expenses	1.19%	1.18%	1.19%	1.25%	1.33%	1.34%
Net investment loss	(0.85)%	(0.62)%	(0.70)%	(0.81)%	(1.02)%	(0.98)%
Supplemental data
Portfolio turnover rate	49%	35%	75%	117%	93%	146%
Net assets, end of period (000s omitted)	$398,338	$367,470	$421,217	$362,754	$526,555	$575,422

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Innovation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.55	$5.31	$4.14	$8.51	$12.64	$8.80
Net investment loss	(0.04)[1]	(0.07)[1]	(0.07)[1]	(0.09)[1]	(0.21)[1]	(0.17)
Net realized and unrealized gains (losses) on investments	0.71	0.29	1.24	(1.96)	0.90	6.82
Total from investment operations	0.67	0.22	1.17	(2.05)	0.69	6.65
Distributions to shareholders from
Net realized gains	0.00	(0.98)	0.00	(2.32)	(4.82)	(2.81)
Net asset value, end of period	$5.22	$4.55	$5.31	$4.14	$8.51	$12.64
Total return[2]	14.73%	2.22%	28.26%	(22.09)%	0.51%	76.67%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.03%	2.05%	2.08%	2.09%	2.10%
Net expenses	1.97%	1.97%	1.97%	2.02%	2.09%	2.10%
Net investment loss	(1.62)%	(1.40)%	(1.49)%	(1.57)%	(1.79)%	(1.75)%
Supplemental data
Portfolio turnover rate	49%	35%	75%	117%	93%	146%
Net assets, end of period (000s omitted)	$3,474	$3,653	$4,941	$5,441	$9,822	$12,017

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.12	$12.59	$9.71	$15.48	$19.39	$12.51
Net investment loss	(0.04)[1]	(0.04)[1]	(0.04)[1]	(0.06)[1]	(0.13)	(0.12)
Net realized and unrealized gains (losses) on investments	1.88	0.55	2.92	(3.39)	1.04	9.81
Total from investment operations	1.84	0.51	2.88	(3.45)	0.91	9.69
Distributions to shareholders from
Net realized gains	0.00	(0.98)	0.00	(2.32)	(4.82)	(2.81)
Net asset value, end of period	$13.96	$12.12	$12.59	$9.71	$15.48	$19.39
Total return[2]	15.18%	3.27%	29.66%	(21.13)%	1.53%	78.30%
Ratios to average net assets (annualized)
Gross expenses	0.99%	0.98%	0.98%	1.01%	1.01%	1.02%
Net expenses	0.90%	0.90%	0.90%	0.95%	1.01%	1.02%
Net investment loss	(0.55)%	(0.35)%	(0.41)%	(0.50)%	(0.71)%	(0.66)%
Supplemental data
Portfolio turnover rate	49%	35%	75%	117%	93%	146%
Net assets, end of period (000s omitted)	$24,110	$16,113	$30,237	$29,001	$66,399	$85,664

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Innovation Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Innovation Fund (the “Fund”) which is a non-diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Innovation Fund | 11

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2025, the aggregate cost of all investments for federal income tax purposes was $302,966,108 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$121,176,928
Gross unrealized losses	(4,742,286)
Net unrealized gains	$116,434,642
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$32,805,955	$0	$0	$32,805,955
Consumer discretionary	56,638,503	0	0	56,638,503
Financials	42,012,178	0	0	42,012,178
Health care	26,977,299	0	0	26,977,299
Industrials	29,935,129	0	0	29,935,129
Information technology	204,305,155	0	0	204,305,155
Materials	12,097,756	0	0	12,097,756
Utilities	14,168,982	0	0	14,168,982
Short-term investments
Investment companies	459,793	0	0	459,793
Total assets	$419,400,750	$0	$0	$419,400,750
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
12 | Allspring Innovation Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the six months ended September 30, 2025, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.22%
Class C	1.97
Institutional Class	0.90
Allspring Innovation Fund | 13

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2025, Allspring Funds Distributor received $1,066 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2025 were $200,341,751 and $224,401,263, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2025, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
14 | Allspring Innovation Fund

Notes to financial statements (unaudited)
10.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.
CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.
Allspring Innovation Fund | 15

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

16 | Allspring Innovation Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Innovation Fund | 17

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Innovation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

18 | Allspring Innovation Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the S&P 500 Index, for the ten-year period under review, and lower for all other periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to its benchmark index for the ten-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for Administrator Class and Institutional Class, and in range of the median net operating expense ratios of the expense Groups for Class A.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for Institutional Class, equal to the sum of the average rates for the expense Groups for Administrator Class, and in range of the sum of the average rates for the expense Groups for Class A.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.

Allspring Innovation Fund | 19

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

20 | Allspring Innovation Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS1600 09-25

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series EPI
Long Form Financial Statements
Semi-Annual Report
September 30, 2025

Allspring Managed Account | 1

Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.78%
Communication services: 9.95%
Entertainment: 1.33%
Netflix, Inc.†#	37	$44,360
Interactive media & services: 8.62%
Alphabet, Inc. Class C#	629	153,193
Meta Platforms, Inc. Class A#	182	133,657
		286,850
Consumer discretionary: 10.95%
Broadline retail: 4.63%
Amazon.com, Inc.†#	702	154,138
Hotels, restaurants & leisure: 3.77%
Hilton Worldwide Holdings, Inc.#	190	49,034
McDonald’s Corp.#	157	47,711
Starbucks Corp.#	338	28,595
		125,340
Household durables: 1.15%
Garmin Ltd.#	155	38,164
Specialty retail: 1.40%
Home Depot, Inc.#	115	46,597
Consumer staples: 2.89%
Consumer staples distribution & retail: 1.00%
Walmart, Inc.#	323	33,288
Food products: 0.90%
Mondelez International, Inc. Class A#	478	29,861
Personal care products: 0.99%
Unilever PLC ADR#	556	32,960
Energy: 3.74%
Oil, gas & consumable fuels: 3.74%
Suncor Energy, Inc.#	1,557	65,098
TotalEnergies SE ADR#	993	59,272
		124,370
Financials: 15.37%
Banks: 6.19%
Citigroup, Inc.#	672	68,208
JPMorgan Chase & Co.#	330	104,092
Regions Financial Corp.#	1,279	33,727
		206,027
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Capital markets: 3.54%
BlackRock, Inc.#	49	$57,127
Blackstone, Inc.#	355	60,652
		117,779
Financial services: 2.94%
Berkshire Hathaway, Inc. Class B†#	73	36,700
Visa, Inc. Class A#	179	61,107
		97,807
Insurance: 2.70%
Manulife Financial Corp.#	1,385	43,143
Marsh & McLennan Cos., Inc.#	232	46,755
		89,898
Health care: 6.31%
Biotechnology: 1.80%
AbbVie, Inc.#	257	59,736
Health care equipment & supplies: 1.34%
Abbott Laboratories#	332	44,468
Life sciences tools & services: 1.06%
Thermo Fisher Scientific, Inc.#	73	35,407
Pharmaceuticals: 2.11%
Eli Lilly & Co.#	92	70,196
Industrials: 11.60%
Aerospace & defense: 3.79%
Boeing Co.†#	292	63,023
RTX Corp.#	376	62,916
		125,939
Commercial services & supplies: 1.12%
Waste Management, Inc.#	169	37,320
Electrical equipment: 2.08%
Eaton Corp. PLC#	185	69,236
Ground transportation: 3.09%
Uber Technologies, Inc.†#	636	62,309
Union Pacific Corp.#	171	40,419
		102,728
Machinery: 1.52%
Xylem, Inc.#	343	50,593
Information technology: 35.83%
Communications equipment: 1.44%
Motorola Solutions, Inc.#	105	48,015
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 2.38%
Keysight Technologies, Inc.†#	216	$37,783
TE Connectivity PLC#	189	41,491
		79,274
IT services: 0.74%
Cognizant Technology Solutions Corp. Class A#	366	24,547
Semiconductors & semiconductor equipment: 12.63%
Advanced Micro Devices, Inc.†#	285	46,110
Analog Devices, Inc.#	171	42,015
ASML Holding NV#	51	49,373
Broadcom, Inc.#	470	155,058
Lam Research Corp.#	430	57,577
NVIDIA Corp.#	375	69,967
		420,100
Software: 10.61%
Adobe, Inc.†#	80	28,220
Microsoft Corp.#	561	290,570
Salesforce, Inc.#	145	34,365
		353,155
Technology hardware, storage & peripherals: 8.03%
Apple, Inc.#	1,049	267,107
Materials: 1.14%
Chemicals: 1.14%
Ecolab, Inc.#	138	37,793
Total common stocks (Cost $2,327,098)		3,253,053

		Yield
Short-term investments: 2.67%
Investment companies: 2.67%
Allspring Government Money Market Fund Select Class♠∞		4.07%	88,744	88,744
Total short-term investments (Cost $88,744)				88,744
Total investments in securities (Cost $2,415,842)	100.45%			3,341,797
Other assets and liabilities, net	(0.45)			(14,888)
Total net assets	100.00%			$3,326,909

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—September 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$78,374	$1,111,255	$(1,100,885)	$0	$0	$88,744	88,744	$2,138
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
E-Mini S&P 500 Index	Morgan Stanley Co.	(20)	$(1,338,000)	$669.00	10-3-2025	$(4,280)
E-Mini S&P 500 Index	Morgan Stanley Co.	(15)	(1,017,000)	678.00	10-10-2025	(1,605)
E-Mini S&P 500 Index	Morgan Stanley Co.	(7)	(496,300)	709.00	10-10-2025	(21)
E-Mini S&P 500 Index	Morgan Stanley Co.	(9)	(615,600)	684.00	10-17-2025	(1,048)
E-Mini S&P 500 Index	Morgan Stanley Co.	(12)	(856,800)	714.00	10-17-2025	(42)
E-Mini S&P 500 Index	Morgan Stanley Co.	(12)	(823,200)	686.00	10-24-2025	(2,064)
E-Mini S&P 500 Index	Morgan Stanley Co.	(6)	(438,000)	730.00	10-24-2025	(24)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(1)	(60,000)	600.00	10-3-2025	(314)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(1)	(62,000)	620.00	10-17-2025	(142)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(4)	(248,000)	620.00	10-24-2025	(1,046)
iShares Russell 2000 ETF	Morgan Stanley Co.	(11)	(271,700)	247.00	10-3-2025	(231)
iShares Russell 2000 ETF	Morgan Stanley Co.	(12)	(300,000)	250.00	10-10-2025	(534)
iShares Russell 2000 ETF	Morgan Stanley Co.	(11)	(278,300)	253.00	10-17-2025	(754)
iShares Russell 2000 ETF	Morgan Stanley Co.	(8)	(202,400)	253.00	10-24-2025	(904)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(2)	(93,500)	467.50	10-3-2025	(94)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(1)	(51,500)	515.00	10-24-2025	(3)
						$(13,106)
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Statement of assets and liabilities—September 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,327,098)	$3,253,053
Investments in affiliated securities, at value (cost $88,744)	88,744
Receivable for dividends	2,075
Receivable from manager	284
Total assets	3,344,156
Liabilities
Written options, at value (premiums received $18,259)	13,106
Professional fees payable	2,655
Accrued expenses and other liabilities	1,486
Total liabilities	17,247
Total net assets	$3,326,909
Net assets consist of
Paid-in capital	$2,275,302
Total distributable earnings	1,051,607
Total net assets	$3,326,909
Computation of net asset value per share
Net assets	$3,326,909
Shares outstanding[1]	118,823
Net asset value per share	$28.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Statement of operations—six months ended September 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $669)	$20,354
Interest	2,149
Income from affiliated securities	2,138
Total investment income	24,641
Expenses
Custody and accounting fees	2,561
Professional fees	91
Registration fees	21,626
Shareholder report expenses	5,334
Trustees’ fees and expenses	4,488
Other fees and expenses	901
Total expenses	35,001
Less: Fee waivers and/or expense reimbursements	(35,001)
Net expenses	0
Net investment income	24,641
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	147,732
Foreign currency and foreign currency translations	3
Written options	(20,804)
Net realized gains on investments	126,931
Net change in unrealized gains (losses) on
Unaffiliated securities	417,237
Written options	(4,847)
Net change in unrealized gains (losses) on investments	412,390
Net realized and unrealized gains (losses) on investments	539,321
Net increase in net assets resulting from operations	$563,962
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2025 (unaudited)		Year ended March 31, 2025
Operations
Net investment income		$24,641		$55,528
Net realized gains on investments		126,931		145,584
Net change in unrealized gains (losses) on investments		412,390		12,208
Net increase in net assets resulting from operations		563,962		213,320
Distributions to shareholders from
Net investment income and net realized gains		(36,380)		(54,741)
Capital share transactions	Shares		Shares
Proceeds from shares sold	11,755	298,509	2,425	58,265
Reinvestment of distributions	15	406	22	503
Payment for shares redeemed	(35,258)	(885,000)	0	0
Net increase (decrease) in net assets resulting from capital share transactions		(586,085)		58,768
Total increase (decrease) in net assets		(58,503)		217,347
Net assets
Beginning of period		3,385,412		3,168,065
End of period		$3,326,909		$3,385,412
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout the period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
		2025	2024[1]
Net asset value, beginning of period	$23.79	$22.65	$20.00
Net investment income	0.19 [2]	0.39 [2]	0.32 [2]
Net realized and unrealized gains (losses) on investments	4.33	1.14	2.98
Total from investment operations	4.52	1.53	3.30
Distributions to shareholders from
Net investment income	(0.23)	(0.39)	(0.30)
Net realized gains	(0.08)	0.00	(0.35)
Total distributions to shareholders	(0.31)	(0.39)	(0.65)
Net asset value, end of period	$28.00	$23.79	$22.65
Total return[3]	19.10%	6.73%	16.81%
Ratios to average net assets (annualized)
Gross expenses	2.14%	3.45%	5.18%*
Net expenses[4]	0.00%	0.00%	0.05%*
Net investment income	1.51%	1.64%	1.92%*
Supplemental data
Portfolio turnover rate	9%	21%	11%
Net assets, end of period (000s omitted)	$3,327	$3,385	$3,168

*	Ratios include dividends on securities sold short as follows:

Year ended March 31, 2024	0.05%

[1]	For the period from June 8, 2023 (commencement of operations) to March 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder® Shares - Series EPI (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in a diversified portfolio of equity securities of approximately 40 to 60 large capitalization U.S. companies and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
10 | Allspring Managed Account

Notes to financial statements (unaudited)
The Fund may sell a security it does not own as a result of an exercised written call option. The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such securities during the period are recorded as an expense on the Statement of operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of assets and liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2025, the aggregate cost of all investments for federal income tax purposes was $2,405,684 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$972,153
Gross unrealized losses	(49,146)
Net unrealized gains	$923,007
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account | 11

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$331,210	$0	$0	$331,210
Consumer discretionary	364,239	0	0	364,239
Consumer staples	96,109	0	0	96,109
Energy	124,370	0	0	124,370
Financials	511,511	0	0	511,511
Health care	209,807	0	0	209,807
Industrials	385,816	0	0	385,816
Information technology	1,192,198	0	0	1,192,198
Materials	37,793	0	0	37,793
Short-term investments
Investment companies	88,744	0	0	88,744
Total assets	$3,341,797	$0	$0	$3,341,797
Liabilities
Written options	$13,106	$0	$0	$13,106
Total liabilities	$13,106	$0	$0	$13,106
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2025 were $274,656 and $901,619, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended September 30, 2025, the Fund entered into written options for income generation and hedging purposes. The Fund had an average of 147 written option contracts during the six months ended September 30, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
12 | Allspring Managed Account

Notes to financial statements (unaudited)
For options contracts, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2025, the Fund had written options contracts with the following counterparty which are subject to offset:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley Co.	$13,106	$0	$(13,106)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2025, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of September 30, 2025, Allspring Funds Management or one of its affiliates owned 90% of the Fund.
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
Allspring Managed Account | 13

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

14 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Managed Account | 15

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Managed Account CoreBuilder® Shares – Series EPI (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the absence of compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

16 | Allspring Managed Account

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Allspring Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Allspring Funds Management’s separately managed account (“SMA”) advisory business and, as such, Allspring Funds Management would assume and pay or reimburse the Fund under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund, excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Allspring Funds Management is paid a negotiated fee by each SMA sponsor, and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
The Board noted that it had previously reviewed and considered the Fund’s performance, including in the context of the Fund’s role as part of a larger SMA portfolio. In light of the Fund’s unique fee and distribution structure and special purpose of the Fund, the Board did not conduct a comparative fee review relative to a peer group or universe. The Board took into account the performance information, the fee and distribution structure, and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Allspring Funds Management for investment advisory services and fund administration services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Allspring Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also considered that the fee rate payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services was also zero, and that any sub-advisory fees would be paid from the fees Allspring Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Allspring Funds Management pursuant to the Management Agreement and by Allspring Funds Management to the Sub-Adviser, in each case, was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
The Board acknowledged that Allspring Funds Management does not earn any fee revenue directly from the Fund, given its zero fee structure. Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.
The Board received and considered information about payments that Allspring Funds Management would receive from the SMA sponsors. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized.

Allspring Managed Account | 17

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the absence of any compensation payable by the Fund to Allspring Funds Management and by Allspring Funds Management to the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

18 | Allspring Managed Account

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4905 09-25

Allspring Precious Metals Fund
Long Form Financial Statements
Semi-Annual Report
September 30, 2025

Allspring Precious Metals Fund | 1

Consolidated portfolio of investments—September 30, 2025 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 93.66%
Australia: 1.96%
Evolution Mining Ltd. (Materials, Metals & mining)	400,000	$2,866,484
Northern Star Resources Ltd. (Materials, Metals & mining)	1,165,412	18,299,462
		21,165,946
Canada: 68.09%
Agnico Eagle Mines Ltd. (Materials, Metals & mining)	360,807	60,769,678
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares (Materials, Metals & mining)	145,664	24,553,124
Alamos Gold, Inc. Class A (Materials, Metals & mining)	1,453,980	50,680,872
Artemis Gold, Inc. (Materials, Metals & mining)†	1,600,000	41,951,570
B2Gold Corp. (Materials, Metals & mining)	2,050,000	10,134,368
Barrick Mining Corp. (Materials, Metals & mining)	1,565,723	51,308,743
Centerra Gold, Inc. (Materials, Metals & mining)	50,000	535,676
Centerra Gold, Inc.-Legend Shares (Materials, Metals & mining)	250,000	2,678,379
DPM Metals, Inc. (Materials, Metals & mining)	1,300,000	28,817,274
Eldorado Gold Corp. (Materials, Metals & mining)†	550,000	15,883,093
Equinox Gold Corp. (Materials, Metals & mining)†	933,935	10,462,058
Franco-Nevada Corp. (Materials, Metals & mining)	17,000	3,783,926
Franco-Nevada Corp.-Legend Shares (Materials, Metals & mining)144A†	95,948	21,356,479
G Mining Ventures Corp. (Materials, Metals & mining)†	1,752,425	34,816,808
IAMGOLD Corp. (Materials, Metals & mining)†	3,475,000	44,895,092
Kinross Gold Corp. (Materials, Metals & mining)	2,700,483	67,022,119
Lundin Gold, Inc. (Materials, Metals & mining)	900,000	58,312,137
Montage Gold Corp. (Materials, Metals & mining)†	3,000,000	14,593,662
New Gold, Inc. (Materials, Metals & mining)†	3,000,000	21,491,701
OceanaGold Corp. (Materials, Metals & mining)	1,320,000	28,179,349
OR Royalties, Inc. (Materials, Metals & mining)	280,000	11,222,534
Orla Mining Ltd. (Materials, Metals & mining)†	1,200,000	12,942,445
Pan American Silver Corp. (Materials, Metals & mining)	209,762	8,128,522
Pan American Silver Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	530,000	20,526,900
Skeena Resources Ltd. (Materials, Metals & mining)†	750,000	13,812,244
Snowline Gold Corp. (Materials, Metals & mining)†	900,000	7,178,271
Torex Gold Resources, Inc. (Materials, Metals & mining)†	646,250	26,858,590
Torex Gold Resources, Inc.-Legend Shares (Materials, Metals & mining)144A†	185,000	7,688,726
Triple Flag Precious Metals Corp. (Materials, Metals & mining)	100,000	2,927,355
Wheaton Precious Metals Corp. (Materials, Metals & mining)	12,950	1,449,187
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	285,000	31,874,400
		736,835,282
South Africa: 4.27%
Gold Fields Ltd. ADR (Materials, Metals & mining)	1,100,000	46,156,000
The accompanying notes are an integral part of these consolidated financial statements.
2 | Allspring Precious Metals Fund

Consolidated portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
United Kingdom: 8.12%
Anglogold Ashanti PLC (Materials, Metals & mining)	610,591	$42,942,865
Endeavour Mining PLC (Materials, Metals & mining)	1,070,000	44,946,612
		87,889,477
United States: 11.22%
Coeur Mining, Inc. (Materials, Metals & mining)†	1,500,605	28,151,350
Newmont Corp. (Materials, Metals & mining)	760,719	64,136,219
Newmont Corp.-Toronto Exchange Traded Shares (Materials, Metals & mining)♦	131,348	11,076,335
Royal Gold, Inc. (Materials, Metals & mining)	90,036	18,059,421
		121,423,325
Total common stocks (Cost $375,060,580)		1,013,470,030

	Expiration date
Rights: 0.01%
Canada: 0.01%
Kinross Gold Corp. (Materials, Metals & mining)♦†	3-1-2032	75,000	86,268
Total rights (Cost $0)			86,268
Warrants: 0.00%
Canada: 0.00%
Ascot Resources Ltd. (Materials, Metals & mining)♦†	7-25-2026	1,400,000	0
Total warrants (Cost $0)			0

	Troy Ounces
Commodities: 2.74%
Gold Bullion*	7,690	29,674,365
Total commodities (Cost $4,532,552)		29,674,365

		Yield	Shares
Short-term investments: 2.80%
Investment companies: 2.80%
Allspring Government Money Market Fund Select Class♠∞		4.07%	30,316,252	30,316,252
Total short-term investments (Cost $30,316,252)				30,316,252
Total investments in securities (Cost $409,909,384)	99.21%			1,073,546,915
Other assets and liabilities, net	0.79			8,541,194
Total net assets	100.00%			$1,082,088,109

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
*	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 3

Consolidated portfolio of investments—September 30, 2025 (unaudited)

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,055,283	$163,670,417	$(152,409,448)	$0	$0	$30,316,252	30,316,252	$482,167
The accompanying notes are an integral part of these consolidated financial statements.
4 | Allspring Precious Metals Fund

Consolidated statement of assets and liabilities—September 30, 2025 (unaudited)
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $375,060,580)	$1,013,556,298
Investments in affiliated securities, at value (cost $30,316,252)	30,316,252
Investments in commodities, at value (cost $4,532,552)	29,674,365
Cash	72,609
Foreign currency, at value (cost $3,152)	3,152
Receivable for Fund shares sold	10,264,844
Receivable for dividends	894,103
Prepaid expenses and other assets	112,614
Total assets	1,084,894,237
Liabilities
Payable for Fund shares redeemed	2,021,799
Management fee payable	478,950
Administration fees payable	128,501
Shareholder servicing fees payable	104,971
Distribution fee payable	8,992
Trustees’ fees and expenses payable	1,707
Accrued expenses and other liabilities	61,208
Total liabilities	2,806,128
Total net assets	$1,082,088,109
Net assets consist of
Paid-in capital	$540,350,959
Total distributable earnings	541,737,150
Total net assets	$1,082,088,109
Computation of net asset value and offering price per share
Net assets–Class A	$501,610,016
Shares outstanding–Class A1	4,012,195
Net asset value per share–Class A	$125.02
Maximum offering price per share – Class A2	$132.65
Net assets–Class C	$16,103,435
Shares outstanding–Class C1	148,054
Net asset value per share–Class C	$108.77
Net assets–Institutional Class	$564,374,658
Shares outstanding–Institutional Class[1]	4,413,170
Net asset value per share–Institutional Class	$127.88
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 5

Consolidated Statement of operations — six months ended September 30, 2025 (unaudited)
Consolidated statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $547,917)	$4,996,141
Income from affiliated securities	482,167
Interest	2,185
Total investment income	5,480,493
Expenses
Management fee	2,214,900
Administration fees
Class A	327,663
Class C	11,256
Administrator Class	50,538 [1]
Institutional Class	181,582
Shareholder servicing fees
Class A	409,579
Class C	14,070
Administrator Class	97,188 [1]
Distribution fee
Class C	42,210
Custody and accounting fees	20,734
Professional fees	33,461
Registration fees	58,709
Shareholder report expenses	24,589
Trustees’ fees and expenses	5,223
Other fees and expenses	16,407
Total expenses	3,508,109
Less: Fee waivers and/or expense reimbursements
Fund-level	(109,224)
Class A	(41,812)
Class C	(1,232)
Net expenses	3,355,841
Net investment income	2,124,652
1 For the period from April 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these consolidated financial statements.
6 | Allspring Precious Metals Fund

Consolidated Statement of operations — six months ended September 30, 2025 (unaudited)
Consolidated statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$5,775,184
Foreign currency and foreign currency translations	(10,588)
Net realized gains on investments	5,764,596
Net change in unrealized gains (losses) on
Unaffiliated securities	376,838,750
Commodities	5,647,174
Foreign currency and foreign currency translations	319
Net change in unrealized gains (losses) on investments	382,486,243
Net realized and unrealized gains (losses) on investments	388,250,839
Net increase in net assets resulting from operations	$390,375,491
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 7

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Six months ended September 30, 2025 (unaudited)		Year ended March 31, 2025
Operations
Net investment income		$2,124,652		$2,261,694
Net realized gains on investments		5,764,596		9,731,534
Net change in unrealized gains (losses) on investments		382,486,243		160,911,861
Net increase in net assets resulting from operations		390,375,491		172,905,089
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(1,474,772)
Class C		0		(6,459)
Administrator Class		0 [1]		(299,511)
Institutional Class		0		(1,364,364)
Total distributions to shareholders		0		(3,145,106)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,459,180	140,819,822	1,122,362	70,552,739
Class C	35,050	2,921,359	20,563	1,094,582
Administrator Class	550,550 [1]	50,246,973 [1]	673,315	43,035,478
Institutional Class	1,440,939	138,622,652	1,151,648	73,667,396
		332,610,806		188,350,195
Reinvestment of distributions
Class A	0	0	24,299	1,368,750
Class C	0	0	131	6,459
Administrator Class	0 [1]	0 [1]	5,230	297,793
Institutional Class	0	0	23,130	1,329,994
		0		3,002,996
Payment for shares redeemed
Class A	(902,523)	(79,349,889)	(848,812)	(50,732,059)
Class C	(24,162)	(1,897,636)	(49,075)	(2,467,254)
Administrator Class	(312,864)[1]	(26,812,687)[1]	(354,707)	(21,772,694)
Institutional Class	(638,927)	(57,851,249)	(835,462)	(51,148,734)
		(165,911,461)		(126,120,741)
Share conversions
Administrator Class	(1,087,643)[2]	(127,711,993)[2]	0	0
Institutional Class	1,075,928 [2]	127,711,993 [2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		166,699,345		65,232,450
Total increase in net assets		557,074,836		234,992,433
Net assets
Beginning of period		525,013,273		290,020,840
End of period		$1,082,088,109		$525,013,273
1 For the period from April 1, 2025 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these consolidated financial statements.
8 | Allspring Precious Metals Fund

Consolidated financial highlights
Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$74.74	$47.73	$48.22	$54.61	$46.95	$35.30
Net investment income	0.22 [1]	0.29 [1]	0.41 [1]	0.38 [1]	0.27 [1]	0.08
Net realized and unrealized gains (losses) on investments	50.06	27.19	(0.90)	(5.91)	8.03	12.35
Total from investment operations	50.28	27.48	(0.49)	(5.53)	8.30	12.43
Distributions to shareholders from
Net investment income	0.00	(0.47)	0.00	(0.86)	(0.64)	(0.78)
Net asset value, end of period	$125.02	$74.74	$47.73	$48.22	$54.61	$46.95
Total return[2]	67.27%	57.89%	(1.02)%	(9.87)%	17.96%	34.95%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.17%	1.19%	1.19%	1.18%	1.17%
Net expenses	1.09%	1.08%	1.08%	1.09%	1.09%	1.09%
Net investment income	0.48%	0.50%	0.91%	0.89%	0.55%	0.12%
Supplemental data
Portfolio turnover rate[3]	2%	14%	11%	9%	15%	22%
Net assets, end of period (000s omitted)	$501,610	$258,279	$150,703	$167,511	$208,497	$193,949

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 9

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$65.27	$41.69	$42.44	$48.30	$41.35	$30.87
Net investment income (loss)	(0.12)[1]	(0.15)[1]	0.05 [1]	0.05 [1]	(0.09)[1]	(0.32)[1]
Net realized and unrealized gains (losses) on investments	43.62	23.78	(0.80)	(5.25)	7.13	10.80
Total from investment operations	43.50	23.63	(0.75)	(5.20)	7.04	10.48
Distributions to shareholders from
Net investment income	0.00	(0.05)	0.00	(0.66)	(0.09)	0.00
Net asset value, end of period	$108.77	$65.27	$41.69	$42.44	$48.30	$41.35
Total return[2]	66.65%	56.70%	(1.77)%	(10.56)%	17.07%	33.95%
Ratios to average net assets (annualized)
Gross expenses	1.88%	1.92%	1.94%	1.94%	1.93%	1.92%
Net expenses	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%
Net investment income (loss)	(0.30)%	(0.29)%	0.12%	0.13%	(0.21)%	(0.68)%
Supplemental data
Portfolio turnover rate[3]	2%	14%	11%	9%	15%	22%
Net assets, end of period (000s omitted)	$16,103	$8,953	$6,901	$9,253	$12,241	$12,039

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
10 | Allspring Precious Metals Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$76.34	$48.75	$49.11	$55.50	$47.74	$35.96
Net investment income	0.39 [1]	0.49 [1]	0.54 [1]	0.64	0.50	0.24
Net realized and unrealized gains (losses) on investments	51.15	27.75	(0.90)	(6.11)	8.07	12.59
Total from investment operations	51.54	28.24	(0.36)	(5.47)	8.57	12.83
Distributions to shareholders from
Net investment income	0.00	(0.65)	0.00	(0.92)	(0.81)	(1.05)
Net asset value, end of period	$127.88	$76.34	$48.75	$49.11	$55.50	$47.74
Total return[2]	67.51%	58.37%	(0.73)%	(9.59)%	18.30%	35.34%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.85%	0.87%	0.86%	0.85%	0.84%
Net expenses	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	0.81%	0.82%	1.18%	1.18%	0.85%	0.37%
Supplemental data
Portfolio turnover rate[3]	2%	14%	11%	9%	15%	22%
Net assets, end of period (000s omitted)	$564,375	$193,545	$107,047	$115,140	$140,363	$127,406

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 11

Notes to consolidated financial statements (unaudited)
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.
INVESTMENT IN SUBSIDIARY
The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2025, the Subsidiary held $29,674,365 in gold bullion representing 99.79% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2025, the Fund held $29,736,309 in the Subsidiary, representing 2.75% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated portfolio of investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2025, such fair value pricing was not used in pricing foreign securities.
Investments in commodities are valued at their last traded price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
12 | Allspring Precious Metals Fund

Notes to consolidated financial statements (unaudited)
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2025, the aggregate cost of all investments for federal income tax purposes was $423,696,164 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$663,637,531
Gross unrealized losses	(13,786,780)
Net unrealized gains	$649,850,751
As of March 31, 2025, the Fund had capital loss carryforwards which consisted of $39,802,678 in short-term capital losses and $83,813,069 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Precious Metals Fund | 13

Notes to consolidated financial statements (unaudited)
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$21,165,946	$0	$0	$21,165,946
Canada	705,111,698	31,723,584	0	736,835,282
South Africa	46,156,000	0	0	46,156,000
United Kingdom	87,889,477	0	0	87,889,477
United States	110,346,990	11,076,335	0	121,423,325
Rights
Canada	0	86,268	0	86,268
Warrants
Canada	0	0	0	0
Commodities	29,674,365	0	0	29,674,365
Short-term investments
Investment companies	30,316,252	0	0	30,316,252
Total assets	$1,030,660,728	$42,886,187	$0	$1,073,546,915
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
5.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $1 billion	0.550
Next $2 billion	0.525
Next $1 billion	0.500
Next $5 billion	0.490
Over $10 billion	0.480
14 | Allspring Precious Metals Fund

Notes to consolidated financial statements (unaudited)
For the six months ended September 30, 2025, the management fee was equivalent to an annual rate of 0.64% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.09%
Class C	1.84
Institutional Class	0.79
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2025, Allspring Funds Distributor received $23,073 from the sale of Class A shares and $80 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended September 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2025.
Allspring Precious Metals Fund | 15

Notes to consolidated financial statements (unaudited)
6.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2025 were $165,699,447 and $11,356,840, respectively. These amounts include purchase and sales transactions of the Subsidiary.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2025, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
The Fund concentrated its portfolio of investments in precious metals and minerals with a geographic emphasis in Canada. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Consolidated statement of operations.
11.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
16 | Allspring Precious Metals Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Precious Metals Fund | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Consolidated statement of operations.

18 | Allspring Precious Metals Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Precious Metals Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Precious Metals Fund | 19

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the FTSE Gold Mines Index, for the one-, three-, and five-year periods under review, and lower for the ten-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

20 | Allspring Precious Metals Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Precious Metals Fund | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0654 09-25

Allspring Special Small Cap Value Fund
Long Form Financial Statements
Semi-Annual Report
September 30, 2025

Allspring Special Small Cap Value Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.34%
Communication services: 0.73%
Interactive media & services: 0.48%
Angi, Inc. Class A†	191,494	$3,113,692
IAC, Inc.†	471,729	16,071,807
		19,185,499
Media: 0.25%
Thryv Holdings, Inc.†	852,811	10,284,901
Consumer discretionary: 6.43%
Automobile components: 0.51%
Holley, Inc.†	6,561,819	20,604,112
Broadline retail: 0.42%
Pattern Group, Inc. Class A†	1,232,068	16,879,332
Diversified consumer services: 0.48%
Matthews International Corp. Class A	788,857	19,153,448
Hotels, restaurants & leisure: 2.66%
Boyd Gaming Corp.	254,500	22,001,525
Denny’s Corp.♠†	4,205,476	21,994,639
Genius Sports Ltd.†	1,765,517	21,857,100
Pursuit Attractions & Hospitality, Inc.†	1,142,829	41,347,554
		107,200,818
Household durables: 0.45%
La-Z-Boy, Inc.	523,100	17,952,792
Leisure products: 0.09%
Mattel, Inc.†	205,200	3,453,516
Specialty retail: 0.43%
Five Below, Inc.†	111,200	17,202,640
Textiles, apparel & luxury goods: 1.39%
Crocs, Inc.†	62,300	5,205,165
Levi Strauss & Co. Class A	949,765	22,129,524
Steven Madden Ltd.	855,724	28,649,640
		55,984,329
Consumer staples: 6.26%
Food products: 4.72%
J&J Snack Foods Corp.♠	1,166,176	112,057,852
Nomad Foods Ltd.	3,631,328	47,751,963
Tootsie Roll Industries, Inc.	719,204	30,149,032
		189,958,847
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Household products: 1.54%
Central Garden & Pet Co.†	652,233	$21,295,407
Central Garden & Pet Co. Class A†	1,372,498	40,529,866
		61,825,273
Energy: 4.25%
Energy equipment & services: 0.86%
Forum Energy Technologies, Inc.†	223,544	5,970,861
Liberty Energy, Inc. Class A	1,261,071	15,561,616
Patterson-UTI Energy, Inc.	2,494,517	12,921,598
		34,454,075
Oil, gas & consumable fuels: 3.39%
Berry Corp.	2,108,525	7,970,224
Chord Energy Corp.	556,559	55,305,268
Magnolia Oil & Gas Corp. Class A	2,090,300	49,895,461
Northern Oil & Gas, Inc.	941,970	23,360,856
		136,531,809
Financials: 22.07%
Banks: 11.99%
Associated Banc-Corp.	1,199,935	30,850,329
BOK Financial Corp.	199,000	22,176,560
Hancock Whitney Corp.	1,323,247	82,848,495
Old National Bancorp	1,816,719	39,876,982
Renasant Corp.	1,335,315	49,259,770
SouthState Bank Corp.	838,589	82,911,294
UMB Financial Corp.	1,199,137	141,917,864
Webster Financial Corp.	546,463	32,481,761
		482,323,055
Capital markets: 0.70%
GlassBridge Enterprises, Inc.♠♦†	1,527	45,810
Marex Group PLC	610,720	20,532,406
Pershing Square Tontine Holdings Ltd.♦†	1,415,995	1
Westwood Holdings Group, Inc.	458,283	7,557,087
		28,135,304
Financial services: 1.26%
Compass Diversified Holdings	3,231,429	21,392,060
Euronet Worldwide, Inc.†	331,200	29,082,672
		50,474,732
Insurance: 5.70%
Abacus Global Management, Inc.†	1,119,800	6,416,454
CNO Financial Group, Inc.	762,200	30,145,010
Hanover Insurance Group, Inc.	335,481	60,933,414
Stewart Information Services Corp.	1,262,983	92,601,914
White Mountains Insurance Group Ltd.	23,527	39,325,851
		229,422,643
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Mortgage real estate investment trusts (REITs): 2.42%
Adamas Trust, Inc.	2,694,475	$18,780,491
AGNC Investment Corp.	4,839,942	47,383,032
Two Harbors Investment Corp.	3,156,267	31,152,355
		97,315,878
Health care: 5.97%
Health care equipment & supplies: 2.77%
CONMED Corp.	212,500	9,993,875
Enovis Corp.†	510,900	15,500,706
Globus Medical, Inc. Class A†	349,300	20,004,411
Haemonetics Corp.†	661,231	32,228,399
UFP Technologies, Inc.†	41,900	8,363,240
Varex Imaging Corp.†	2,037,036	25,259,246
		111,349,877
Health care providers & services: 0.68%
Ardent Health, Inc.†	588,200	7,793,650
Chemed Corp.	43,700	19,566,238
		27,359,888
Life sciences tools & services: 0.42%
Azenta, Inc.†	588,841	16,911,514
Pharmaceuticals: 2.10%
Perrigo Co. PLC	872,223	19,424,406
Prestige Consumer Healthcare, Inc.†	1,042,812	65,071,469
		84,495,875
Industrials: 25.87%
Building products: 5.02%
CSW Industrials, Inc.	103,400	25,100,350
Janus International Group, Inc.†	2,282,388	22,527,170
Quanex Building Products Corp.	2,082,029	29,606,452
Simpson Manufacturing Co., Inc.	248,631	41,635,747
UFP Industries, Inc.	890,987	83,298,375
		202,168,094
Commercial services & supplies: 1.68%
ACCO Brands Corp.♠	5,610,646	22,386,478
Custom Truck One Source, Inc.†	3,475,000	22,309,500
Ennis, Inc.	1,243,254	22,726,683
		67,422,661
Construction & engineering: 0.31%
Legence Corp. Class A†	400,865	12,350,651
Electrical equipment: 0.59%
Atkore, Inc.	376,206	23,603,164
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Ground transportation: 0.93%
Werner Enterprises, Inc.	1,416,729	$37,288,307
Machinery: 14.02%
Alamo Group, Inc.	414,977	79,219,109
Atmus Filtration Technologies, Inc.	788,393	35,548,640
Douglas Dynamics, Inc.♠	1,818,421	56,843,840
Franklin Electric Co., Inc.	1,519,326	144,639,835
Gates Industrial Corp. PLC†	1,211,237	30,062,902
Hillman Group†	3,622,900	33,258,222
Hillman Solutions Corp.†	1,679,040	15,413,587
Mayville Engineering Co., Inc.♠†	1,499,494	20,633,037
Mueller Industries, Inc.	1,196,362	120,964,162
Standex International Corp.	129,800	27,504,620
		564,087,954
Professional services: 3.32%
Alight, Inc. Class A	1,875,400	6,113,804
CBIZ, Inc.†	476,963	25,259,961
Korn Ferry	1,046,082	73,204,818
Maximus, Inc.	319,700	29,210,989
		133,789,572
Information technology: 8.00%
Communications equipment: 0.62%
CommScope Holding Co., Inc.†	1,602,190	24,801,901
Electronic equipment, instruments & components: 4.52%
Belden, Inc.	645,775	77,667,359
Ingram Micro Holding Corp.	751,699	16,154,012
Insight Enterprises, Inc.†	130,400	14,788,664
Knowles Corp.†	914,585	21,318,976
Novanta, Inc.†	322,546	32,302,982
Sanmina Corp.†	170,100	19,580,211
		181,812,204
IT services: 0.79%
Kyndryl Holdings, Inc.†	1,053,415	31,634,053
Semiconductors & semiconductor equipment: 0.41%
Axcelis Technologies, Inc.†	76,400	7,459,696
Diodes, Inc.†	166,600	8,864,786
		16,324,482
Software: 0.88%
Progress Software Corp.	751,827	33,027,760
Synchronoss Technologies, Inc.†	422,936	2,571,451
		35,599,211
Technology hardware, storage & peripherals: 0.78%
Diebold Nixdorf, Inc.†	552,500	31,509,075
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Materials: 17.08%
Chemicals: 9.18%
Avient Corp.	2,607,261	$85,909,250
Ecovyst, Inc.†	3,386,599	29,666,607
Innospec, Inc.♠	1,610,430	124,260,779
Mativ Holdings, Inc.♠	2,869,838	32,457,868
Minerals Technologies, Inc.	371,456	23,074,847
NewMarket Corp.	55,702	46,132,953
Quaker Chemical Corp.	211,498	27,864,861
		369,367,165
Construction materials: 3.42%
Eagle Materials, Inc.	472,870	110,197,625
Titan America SA	1,816,046	27,131,727
		137,329,352
Containers & packaging: 4.48%
Myers Industries, Inc.	1,719,085	29,121,300
Silgan Holdings, Inc.	1,859,610	79,981,826
TriMas Corp.	1,839,690	71,085,622
		180,188,748
Real estate: 1.03%
Retail REITs: 0.71%
Agree Realty Corp.	401,400	28,515,456
Specialized REITs: 0.32%
Smartstop Self Storage REIT, Inc.	345,972	13,022,386
Utilities: 0.65%
Gas utilities: 0.65%
MDU Resources Group, Inc.	1,466,167	26,112,434
Total common stocks (Cost $3,375,926,748)		3,955,387,027
Investment companies: 0.70%
Exchange-traded funds: 0.70%
iShares Russell 2000 ETF	116,600	28,212,538
Total investment companies (Cost $27,805,770)		28,212,538

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	353,999	0
Total rights (Cost $0)			0
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.36%
Investment companies: 0.36%
Allspring Government Money Market Fund Select Class♠∞		4.07%	14,519,435	$14,519,435
Total short-term investments (Cost $14,519,435)				14,519,435
Total investments in securities (Cost $3,418,251,953)	99.40%			3,998,119,000
Other assets and liabilities, net	0.60			24,286,498
Total net assets	100.00%			$4,022,405,498

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
ACCO Brands Corp.	$20,616,526	$2,511,872	$0	$0	$(741,920)	$22,386,478	5,610,646	$797,314
Denny’s Corp.†	16,484,036	29,356	(1,318,145)	(3,764,239)	10,563,631	21,994,639	4,205,476	0
Douglas Dynamics, Inc.	43,856,405	133,911	(2,256,261)	(776,733)	15,886,518	56,843,840	1,818,421	1,083,518
GlassBridge Enterprises, Inc.♦†	38,175	0	0	0	7,635	45,810	1,527	0
Innospec, Inc.	148,826,667	4,221,256	(726,820)	(98,618)	(27,961,706)	124,260,779	1,610,430	1,350,493
J&J Snack Foods Corp.	145,211,685	9,964,850	(4,099,582)	(554,540)	(38,464,561)	112,057,852	1,166,176	899,939
Mativ Holdings, Inc.	19,871,613	109,187	(3,742,877)	(14,628,385)	30,848,330	32,457,868	2,869,838	606,570
Mayville Engineering Co., Inc.†	20,938,632	307,943	(1,320,739)	207,472	499,729	20,633,037	1,499,494	0
Short-term investments
Allspring Government Money Market Fund Select Class	157,787,818	395,338,216	(538,606,599)	0	0	14,519,435	14,519,435	1,364,449
Investments in affiliates no longer held at end of period
DallasNews Corp.†	1,577,267	0	(4,707,801)	93,734	3,036,800	0	0	0
				$(19,521,309)	$(6,325,544)	$405,199,738		$6,102,283
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Central Garden & Pet Co.†	$24,468,094	$29,914	$(585,809)	$104,887	$(2,721,679)	$21,295,407	652,233	$0
TriMas Corp.	55,211,038	0	(17,402,763)	1,148,313	32,129,034	71,085,622	1,839,690	177,129

The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 7

Portfolio of investments—September 30, 2025 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Put
J&J Snack Foods Corp.	Bank of America Securities, Inc.	200	$2,200,000	$110.00	11-21-2025	$(287,000)
						$(287,000)
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Small Cap Value Fund

Statement of assets and liabilities—September 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,849,463,503)	$3,592,919,262
Investments in affiliated securities, at value (cost $568,788,450)	405,199,738
Cash	38,540
Cash at broker segregated for written options	2,200,000
Receivable for investments sold	17,667,325
Receivable for Fund shares sold	14,065,777
Receivable for dividends	5,710,564
Prepaid expenses and other assets	155,534
Total assets	4,037,956,740
Liabilities
Payable for Fund shares redeemed	7,350,912
Payable for investments purchased	4,599,956
Management fee payable	2,704,489
Administration fees payable	335,901
Written options, at value (premiums received $83,400)	287,000
Shareholder servicing fees payable	136,992
Distribution fee payable	963
Trustees’ fees and expenses payable	597
Accrued expenses and other liabilities	134,432
Total liabilities	15,551,242
Total net assets	$4,022,405,498
Net assets consist of
Paid-in capital	$3,218,160,351
Total distributable earnings	804,245,147
Total net assets	$4,022,405,498
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 9

Statement of assets and liabilities—September 30, 2025 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$566,090,456
Shares outstanding–Class A1	15,187,862
Net asset value per share–Class A	$37.27
Maximum offering price per share – Class A2	$39.54
Net assets–Class C	$1,491,965
Shares outstanding–Class C1	46,477
Net asset value per share–Class C	$32.10
Net assets–Class R6	$1,705,715,872
Shares outstanding–Class R6[1]	44,178,731
Net asset value per share–Class R6	$38.61
Net assets–Administrator Class	$60,766,349
Shares outstanding–Administrator Class[1]	1,576,986
Net asset value per share–Administrator Class	$38.53
Net assets–Institutional Class	$1,688,340,856
Shares outstanding–Institutional Class[1]	43,738,821
Net asset value per share–Institutional Class	$38.60
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Small Cap Value Fund

Statement of operations—six months ended September 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends	$38,964,648
Income from affiliated securities	6,102,283
Interest	172,695
Total investment income	45,239,626
Expenses
Management fee	17,000,587
Administration fees
Class A	604,185
Class C	1,768
Class R6	274,173
Administrator Class	44,773
Institutional Class	1,184,261
Shareholder servicing fees
Class A	755,232
Class C	2,180
Administrator Class	82,549
Distribution fee
Class C	6,514
Custody and accounting fees	80,658
Professional fees	41,902
Registration fees	111,562
Shareholder report expenses	165,642
Trustees’ fees and expenses	22,814
Other fees and expenses	68,729
Total expenses	20,447,529
Less: Fee waivers and/or expense reimbursements
Fund-level	(4,898)
Class A	(1,333)
Class C	(2)
Administrator Class	(966)
Net expenses	20,440,330
Net investment income	24,799,296
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 11

Statement of operations—six months ended September 30, 2025 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$99,308,266
Affiliated securities	(19,521,309)
Written options	1,392,027
Net realized gains on investments	81,178,984
Net change in unrealized gains (losses) on
Unaffiliated securities	(3,080,717)
Affiliated securities	(6,325,544)
Foreign currency and foreign currency translations	(1)
Written options	(230,473)
Net change in unrealized gains (losses) on investments	(9,636,735)
Net realized and unrealized gains (losses) on investments	71,542,249
Net increase in net assets resulting from operations	$96,341,545
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Small Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2025 (unaudited)		Year ended March 31, 2025
Operations
Net investment income		$24,799,296		$60,075,941
Net realized gains on investments		81,178,984		402,173,609
Net change in unrealized gains (losses) on investments		(9,636,735)		(813,456,492)
Net increase (decrease) in net assets resulting from operations		96,341,545		(351,206,942)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(66,255,069)
Class C		0		(365,249)
Class R6		0		(209,494,809)
Administrator Class		0		(8,102,751)
Institutional Class		0		(208,554,806)
Total distributions to shareholders		0		(492,772,684)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,061,613	38,087,237	2,753,632	112,653,522
Class C	82	2,537	484	17,401
Class R6	3,310,818	123,831,812	9,094,897	385,925,933
Administrator Class	68,442	2,598,247	270,104	11,607,905
Institutional Class	5,267,507	196,698,504	12,969,166	549,475,272
		361,218,337		1,059,680,033
Reinvestment of distributions
Class A	0	0	1,444,806	59,696,976
Class C	0	0	10,156	362,761
Class R6	0	0	4,063,209	173,437,645
Administrator Class	0	0	186,982	7,980,316
Institutional Class	0	0	4,138,609	176,732,885
		0		418,210,583
Payment for shares redeemed
Class A	(3,215,815)	(117,546,383)	(5,487,782)	(224,455,746)
Class C	(23,294)	(718,307)	(91,896)	(3,227,718)
Class R6	(10,860,890)	(412,036,060)	(14,236,344)	(601,011,894)
Administrator Class	(598,621)	(22,427,753)	(836,969)	(36,197,486)
Institutional Class	(13,052,790)	(492,272,375)	(25,938,100)	(1,088,133,156)
		(1,045,000,878)		(1,953,026,000)
Net decrease in net assets resulting from capital share transactions		(683,782,541)		(475,135,384)
Total decrease in net assets		(587,440,996)		(1,319,115,010)
Net assets
Beginning of period		4,609,846,494		5,928,961,504
End of period		$4,022,405,498		$4,609,846,494
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$36.49	$42.98	$35.59	$40.81	$42.37	$23.39
Net investment income	0.15 [1]	0.33 [1]	0.34 [1]	0.29	0.07	0.14 [1]
Net realized and unrealized gains (losses) on investments	0.63	(2.88)	7.88	(3.35)	1.07	18.98
Total from investment operations	0.78	(2.55)	8.22	(3.06)	1.14	19.12
Distributions to shareholders from
Net investment income	0.00	(0.37)	(0.34)	(0.25)	(0.10)	(0.13)
Net realized gains	0.00	(3.57)	(0.49)	(1.91)	(2.60)	(0.01)
Total distributions to shareholders	0.00	(3.94)	(0.83)	(2.16)	(2.70)	(0.14)
Net asset value, end of period	$37.27	$36.49	$42.98	$35.59	$40.81	$42.37
Total return[2]	2.14%	(6.95)%	23.35%	(7.41)%	2.56%	81.92%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.24%	1.24%	1.26%	1.24%	1.27%
Net expenses	1.26%	1.24%	1.24%	1.26%	1.24%	1.27%
Net investment income	0.83%	0.81%	0.92%	0.82%	0.17%	0.43%
Supplemental data
Portfolio turnover rate	13%	22%	21%	22%	28%	40%
Net assets, end of period (000s omitted)	$566,090	$632,844	$800,716	$721,397	$797,067	$797,193

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$31.55	$37.63	$31.19	$36.04	$37.90	$20.99
Net investment income (loss)	0.02 [1]	0.03 [1]	0.06 [1]	0.02 [1]	(0.22)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	0.53	(2.47)	6.87	(2.96)	0.96	17.00
Total from investment operations	0.55	(2.44)	6.93	(2.94)	0.74	16.92
Distributions to shareholders from
Net investment income	0.00	(0.07)	0.00	0.00	0.00	0.00
Net realized gains	0.00	(3.57)	(0.49)	(1.91)	(2.60)	(0.01)
Total distributions to shareholders	0.00	(3.64)	(0.49)	(1.91)	(2.60)	(0.01)
Net asset value, end of period	$32.10	$31.55	$37.63	$31.19	$36.04	$37.90
Total return[2]	1.74%	(7.62)%	22.48%	(8.11)%	1.79%	80.71%
Ratios to average net assets (annualized)
Gross expenses	1.99%	1.98%	1.98%	2.01%	1.99%	2.01%
Net expenses	1.99%	1.98%	1.98%	2.01%	1.99%	2.01%
Net investment income (loss)	0.10%	0.08%	0.19%	0.06%	(0.58)%	(0.29)%
Supplemental data
Portfolio turnover rate	13%	22%	21%	22%	28%	40%
Net assets, end of period (000s omitted)	$1,492	$2,198	$5,680	$7,116	$10,792	$14,063

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.72	$44.29	$36.67	$41.98	$43.51	$24.00
Net investment income	0.24 [1]	0.52 [1]	0.52 [1]	0.46	0.26 [1]	0.28
Net realized and unrealized gains (losses) on investments	0.65	(2.98)	8.11	(3.45)	1.10	19.49
Total from investment operations	0.89	(2.46)	8.63	(2.99)	1.36	19.77
Distributions to shareholders from
Net investment income	0.00	(0.54)	(0.52)	(0.41)	(0.29)	(0.25)
Net realized gains	0.00	(3.57)	(0.49)	(1.91)	(2.60)	(0.01)
Total distributions to shareholders	0.00	(4.11)	(1.01)	(2.32)	(2.89)	(0.26)
Net asset value, end of period	$38.61	$37.72	$44.29	$36.67	$41.98	$43.51
Total return[2]	2.36%	(6.55)%	23.88%	(7.02)%	2.99%	82.77%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.82%	0.82%	0.83%	0.81%	0.84%
Net expenses	0.84%	0.82%	0.82%	0.83%	0.81%	0.84%
Net investment income	1.25%	1.23%	1.34%	1.25%	0.59%	0.84%
Supplemental data
Portfolio turnover rate	13%	22%	21%	22%	28%	40%
Net assets, end of period (000s omitted)	$1,705,716	$1,951,269	$2,338,678	$1,659,115	$1,764,529	$1,598,341

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.71	$44.28	$36.67	$41.96	$43.50	$24.00
Net investment income	0.17 [1]	0.38 [1]	0.39 [1]	0.35 [1]	0.11 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	0.65	(2.98)	8.10	(3.46)	1.09	19.48
Total from investment operations	0.82	(2.60)	8.49	(3.11)	1.20	19.64
Distributions to shareholders from
Net investment income	0.00	(0.40)	(0.39)	(0.27)	(0.14)	(0.13)
Net realized gains	0.00	(3.57)	(0.49)	(1.91)	(2.60)	(0.01)
Total distributions to shareholders	0.00	(3.97)	(0.88)	(2.18)	(2.74)	(0.14)
Net asset value, end of period	$38.53	$37.71	$44.28	$36.67	$41.96	$43.50
Total return[2]	2.17%	(6.86)%	23.47%	(7.33)%	2.62%	82.13%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.16%	1.16%	1.17%	1.16%	1.19%
Net expenses	1.17%	1.16%	1.16%	1.17%	1.16%	1.18%
Net investment income	0.91%	0.89%	1.00%	0.91%	0.26%	0.51%
Supplemental data
Portfolio turnover rate	13%	22%	21%	22%	28%	40%
Net assets, end of period (000s omitted)	$60,766	$79,465	$110,130	$105,846	$135,870	$196,801

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.73	$44.30	$36.68	$41.98	$43.52	$24.01
Net investment income	0.22 [1]	0.48 [1]	0.48 [1]	0.44	0.22 [1]	0.25 [1]
Net realized and unrealized gains (losses) on investments	0.65	(2.98)	8.11	(3.46)	1.08	19.50
Total from investment operations	0.87	(2.50)	8.59	(3.02)	1.30	19.75
Distributions to shareholders from
Net investment income	0.00	(0.50)	(0.48)	(0.37)	(0.24)	(0.23)
Net realized gains	0.00	(3.57)	(0.49)	(1.91)	(2.60)	(0.01)
Total distributions to shareholders	0.00	(4.07)	(0.97)	(2.28)	(2.84)	(0.24)
Net asset value, end of period	$38.60	$37.73	$44.30	$36.68	$41.98	$43.52
Total return[2]	2.31%	(6.64)%	23.77%	(7.11)%	2.87%	82.59%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.92%	0.92%	0.93%	0.91%	0.94%
Net expenses	0.94%	0.92%	0.92%	0.93%	0.91%	0.93%
Net investment income	1.15%	1.12%	1.25%	1.14%	0.49%	0.77%
Supplemental data
Portfolio turnover rate	13%	22%	21%	22%	28%	40%
Net assets, end of period (000s omitted)	$1,688,341	$1,944,070	$2,673,757	$2,726,372	$3,193,721	$3,102,741

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Special Small Cap Value Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may sell a security it does not own as a result of an exercised written call option. The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such securities during the period are recorded as an expense on the Statement of operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received.
Allspring Special Small Cap Value Fund | 19

Notes to financial statements (unaudited)
The Fund may also purchase call or put options. Premiums paid are included in the Statement of assets and liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2025, the aggregate cost of all investments for federal income tax purposes was $3,453,319,888 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,079,504,394
Gross unrealized losses	(534,992,282)
Net unrealized gains	$544,512,112
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
20 | Allspring Special Small Cap Value Fund

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$29,470,400	$0	$0	$29,470,400
Consumer discretionary	258,430,987	0	0	258,430,987
Consumer staples	251,784,120	0	0	251,784,120
Energy	170,985,884	0	0	170,985,884
Financials	887,625,801	45,811	0	887,671,612
Health care	240,117,154	0	0	240,117,154
Industrials	1,040,710,403	0	0	1,040,710,403
Information technology	321,680,926	0	0	321,680,926
Materials	686,885,265	0	0	686,885,265
Real estate	41,537,842	0	0	41,537,842
Utilities	26,112,434	0	0	26,112,434
Investment companies	28,212,538	0	0	28,212,538
Rights
Financials	0	0	0	0
Short-term investments
Investment companies	14,519,435	0	0	14,519,435
Total assets	$3,998,073,189	$45,811	$0	$3,998,119,000
Liabilities
Written options	$287,000	$0	$0	$287,000
Total liabilities	$287,000	$0	$0	$287,000
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Special Small Cap Value Fund | 21

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.825
Next $1 billion	0.800
Next $1 billion	0.775
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
For the six months ended September 30, 2025, the management fee was equivalent to an annual rate of 0.79% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2025, the contractual caps are as follows:

	EXPENSE RATIO CAPS	RATE PRIOR TO AUGUST 1, 2025
Class A	1.30%	1.31%
Class C	2.05	2.06
Class R6	0.88	0.89
Administrator Class	1.19	1.20
Institutional Class	0.94	0.94
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2025, Allspring Funds Distributor received $282 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2025.
22 | Allspring Special Small Cap Value Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2025 were $543,133,871 and $1,074,873,075, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended September 30, 2025, the Fund entered into written options for hedging purposes. The Fund had an average of 1,643 written option contracts during the six months ended September 30, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
For options contracts, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2025, the Fund had written options contracts with the following counterparty which are subject to offset:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of America Securities, Inc.	$287,000	$0	$(287,000)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2025, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance,
Allspring Special Small Cap Value Fund | 23

Notes to financial statements (unaudited)
and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
12.
CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.
24 | Allspring Special Small Cap Value Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Special Small Cap Value Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Allspring Special Small Cap Value Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Special Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.*  In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Special Small Cap Value Fund | 27

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the three- and ten-year periods under review, and lower than the average investment performance of the Universe for the one- and five-year periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the Russell 2000 Value Index, for all periods under review, except for the one-year period, which was lower.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for Class A, Institutional Class and Class R6, and higher than the median net operating expense ratios of the expense Groups for Administrator Class.
The Board noted that Funds Management had agreed to reduce the net operating expense caps for the Fund’s Class A, Class C, Administrator Class, Institutional Class and Class R6.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for Administrator Class, Institutional Class and Class R6, and higher than the sum of the average rates for the expense Groups for Class A.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

28 | Allspring Special Small Cap Value Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Special Small Cap Value Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0637 09-25

Allspring Utility and Telecommunications Fund
Long Form Financial Statements
Semi-Annual Report
September 30, 2025

Allspring Utility And Telecommunications Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.95%
Communication services: 7.47%
Diversified telecommunication services: 1.21%
Verizon Communications, Inc.	99,374	$4,367,487
Interactive media & services: 5.13%
Alphabet, Inc. Class A	36,457	8,862,697
Meta Platforms, Inc. Class A	13,044	9,579,253
		18,441,950
Media: 1.13%
Comcast Corp. Class A	128,721	4,044,414
Consumer discretionary: 1.28%
Specialty retail: 1.28%
Home Depot, Inc.	11,407	4,622,002
Consumer staples: 0.55%
Consumer staples distribution & retail: 0.55%
Target Corp.	22,069	1,979,589
Financials: 2.72%
Financial services: 2.72%
Mastercard, Inc. Class A	8,819	5,016,335
Visa, Inc. Class A	13,958	4,764,982
		9,781,317
Health care: 1.21%
Biotechnology: 1.21%
Amgen, Inc.	15,378	4,339,672
Information technology: 1.76%
Communications equipment: 1.76%
Cisco Systems, Inc.	92,616	6,336,787
Real estate: 1.49%
Specialized REITs: 1.49%
American Tower Corp.	27,772	5,341,111
Utilities: 82.47%
Electric utilities: 48.52%
Alliant Energy Corp.	127,418	8,589,247
American Electric Power Co., Inc.	118,196	13,297,050
Constellation Energy Corp.	83,907	27,611,276
Duke Energy Corp.	121,799	15,072,626
Entergy Corp.	156,234	14,559,446
Eversource Energy	57,906	4,119,433
Exelon Corp.	237,838	10,705,088
FirstEnergy Corp.	110,646	5,069,800
NextEra Energy, Inc.	556,836	42,035,550
The accompanying notes are an integral part of these financial statements.
2 | Allspring Utility and Telecommunications Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Electric utilities(continued)
Southern Co.	237,076	$22,467,693
Xcel Energy, Inc.	134,721	10,865,249
		174,392,458
Gas utilities: 3.78%
Atmos Energy Corp.	79,615	13,594,261
Independent power and renewable electricity producers: 5.07%
Vistra Corp.	92,950	18,210,764
Multi-utilities: 22.61%
Ameren Corp.	105,733	11,036,410
CenterPoint Energy, Inc.	253,662	9,842,086
CMS Energy Corp.	147,506	10,806,290
Dominion Energy, Inc.	85,721	5,243,554
DTE Energy Co.	90,074	12,739,166
Public Service Enterprise Group, Inc.	113,978	9,512,604
Sempra	145,290	13,073,194
WEC Energy Group, Inc.	78,811	9,030,952
		81,284,256
Water utilities: 2.49%
American Water Works Co., Inc.	64,245	8,942,262
Total common stocks (Cost $181,956,328)		355,678,330

		Yield
Short-term investments: 1.12%
Investment companies: 1.12%
Allspring Government Money Market Fund Select Class♠∞		4.07%	4,019,939	4,019,939
Total short-term investments (Cost $4,019,939)				4,019,939
Total investments in securities (Cost $185,976,267)	100.07%			359,698,269
Other assets and liabilities, net	(0.07)			(257,079)
Total net assets	100.00%			$359,441,190

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,970,663	$14,471,159	$(19,421,883)	$0	$0	$4,019,939	4,019,939	$103,016
The accompanying notes are an integral part of these financial statements.
4 | Allspring Utility and Telecommunications Fund

Statement of assets and liabilities—September 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $181,956,328)	$355,678,330
Investments in affiliated securities, at value (cost $4,019,939)	4,019,939
Receivable for Fund shares sold	308,080
Receivable for dividends	221,728
Prepaid expenses and other assets	47,630
Total assets	360,275,707
Liabilities
Payable for Fund shares redeemed	509,682
Management fee payable	153,805
Shareholder servicing fees payable	64,955
Administration fees payable	55,750
Trustees’ fees and expenses payable	2,593
Distribution fee payable	1,092
Accrued expenses and other liabilities	46,640
Total liabilities	834,517
Total net assets	$359,441,190
Net assets consist of
Paid-in capital	$172,491,960
Total distributable earnings	186,949,230
Total net assets	$359,441,190
Computation of net asset value and offering price per share
Net assets–Class A	$319,463,841
Shares outstanding–Class A1	15,046,892
Net asset value per share–Class A	$21.23
Maximum offering price per share – Class A2	$22.53
Net assets–Class C	$1,709,979
Shares outstanding–Class C1	79,974
Net asset value per share–Class C	$21.38
Net assets–Institutional Class	$38,267,370
Shares outstanding–Institutional Class[1]	1,805,132
Net asset value per share–Institutional Class	$21.20
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 5

Statement of operations—six months ended September 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends	$4,599,725
Income from affiliated securities	103,016
Interest	2
Total investment income	4,702,743
Expenses
Management fee	1,132,724
Administration fees
Class A	307,962
Class C	1,746
Administrator Class	1,533 [1]
Institutional Class	23,692
Shareholder servicing fees
Class A	384,952
Class C	2,181
Administrator Class	2,948 [1]
Distribution fee
Class C	6,519
Custody and accounting fees	5,804
Professional fees	24,892
Registration fees	39,627
Shareholder report expenses	21,583
Trustees’ fees and expenses	4,390
Other fees and expenses	11,362
Total expenses	1,971,915
Less: Fee waivers and/or expense reimbursements
Fund-level	(212,821)
Class A	(32,455)
Class C	(1)
Net expenses	1,726,638
Net investment income	2,976,105
Realized and unrealized gains (losses) on investments
Net realized gains on investments	8,197,049
Net change in unrealized gains (losses) on investments	26,014,088
Net realized and unrealized gains (losses) on investments	34,211,137
Net increase in net assets resulting from operations	$37,187,242
1 For the period from April 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Utility and Telecommunications Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2025 (unaudited)		Year ended March 31, 2025
Operations
Net investment income		$2,976,105		$6,930,373
Net realized gains on investments		8,197,049		10,825,012
Net change in unrealized gains (losses) on investments		26,014,088		37,431,565
Net increase in net assets resulting from operations		37,187,242		55,186,950
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,739,250)		(13,782,456)
Class C		(8,626)		(74,361)
Administrator Class		(13,007)[1]		(121,115)
Institutional Class		(396,576)		(1,644,370)
Total distributions to shareholders		(3,157,459)		(15,622,302)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	88,230	1,748,896	333,882	6,285,148
Class C	5,587	113,094	2,572	47,941
Administrator Class	1,545 [1]	30,536 [1]	5,383	98,674
Institutional Class	123,977	2,480,510	509,176	9,552,907
		4,373,036		15,984,670
Reinvestment of distributions
Class A	125,993	2,578,674	691,058	12,992,624
Class C	419	8,613	3,920	74,161
Administrator Class	647 [1]	12,970 [1]	6,409	120,783
Institutional Class	19,288	394,154	86,836	1,632,057
		2,994,411		14,819,625
Payment for shares redeemed
Class A	(773,911)	(15,592,293)	(1,866,740)	(34,815,711)
Class C	(17,532)	(352,363)	(40,324)	(758,783)
Administrator Class	(11,443)[1]	(232,375)[1]	(35,508)	(646,691)
Institutional Class	(403,958)	(8,071,423)	(415,908)	(7,701,275)
		(24,248,454)		(43,922,460)
Share conversions
Administrator Class	(123,383)[2]	(2,582,269)[2]	0	0
Institutional Class	123,803 [2]	2,582,269 [2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(16,881,007)		(13,118,165)
Total increase in net assets		17,148,776		26,446,483
Net assets
Beginning of period		342,292,414		315,845,931
End of period		$359,441,190		$342,292,414
1 For the period from April 1, 2025 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.26	$17.08	$17.77	$21.48	$21.47	$20.19
Net investment income	0.17 [1]	0.38 [1]	0.39 [1]	0.33	0.33	0.34
Net realized and unrealized gains (losses) on investments	1.98	2.69	(0.12)	(2.03)	2.40	3.82
Total from investment operations	2.15	3.07	0.27	(1.70)	2.73	4.16
Distributions to shareholders from
Net investment income	(0.18)	(0.39)	(0.39)	(0.33)	(0.32)	(0.35)
Net realized gains	0.00	(0.50)	(0.57)	(1.68)	(2.40)	(2.53)
Total distributions to shareholders	(0.18)	(0.89)	(0.96)	(2.01)	(2.72)	(2.88)
Net asset value, end of period	$21.23	$19.26	$17.08	$17.77	$21.48	$21.47
Total return[2]	11.20%	18.16%	1.77%	(8.15)%	13.62%	21.23%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.16%	1.17%	1.15%	1.16%	1.17%
Net expenses	1.02%	1.00%	1.01%	1.04%	1.04%	1.04%
Net investment income	1.68%	2.06%	2.31%	1.69%	1.52%	1.58%
Supplemental data
Portfolio turnover rate	4%	11%	1%	4%	11%	20%
Net assets, end of period (000s omitted)	$319,464	$300,603	$280,957	$321,507	$379,164	$363,540

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Utility and Telecommunications Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.40	$17.20	$17.88	$21.60	$21.57	$20.25
Net investment income	0.09 [1]	0.24 [1]	0.26 [1]	0.19 [1]	0.17 [1]	0.17 [1]
Net realized and unrealized gains (losses) on investments	1.99	2.70	(0.12)	(2.05)	2.40	3.85
Total from investment operations	2.08	2.94	0.14	(1.86)	2.57	4.02
Distributions to shareholders from
Net investment income	(0.10)	(0.24)	(0.25)	(0.18)	(0.14)	(0.17)
Net realized gains	0.00	(0.50)	(0.57)	(1.68)	(2.40)	(2.53)
Total distributions to shareholders	(0.10)	(0.74)	(0.82)	(1.86)	(2.54)	(2.70)
Net asset value, end of period	$21.38	$19.40	$17.20	$17.88	$21.60	$21.57
Total return[2]	10.76%	17.24%	0.98%	(8.83)%	12.75%	20.34%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.91%	1.91%	1.89%	1.90%	1.91%
Net expenses	1.79%	1.79%	1.79%	1.80%	1.80%	1.80%
Net investment income	0.90%	1.27%	1.55%	0.94%	0.77%	0.80%
Supplemental data
Portfolio turnover rate	4%	11%	1%	4%	11%	20%
Net assets, end of period (000s omitted)	$1,710	$1,775	$2,156	$4,183	$4,548	$6,379

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2025 (unaudited)	Year ended March 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.23	$17.06	$17.76	$21.46	$21.46	$20.18
Net investment income	0.20 [1]	0.44 [1]	0.44 [1]	0.39 [1]	0.40	0.43
Net realized and unrealized gains (losses) on investments	1.98	2.67	(0.12)	(2.02)	2.39	3.80
Total from investment operations	2.18	3.11	0.32	(1.63)	2.79	4.23
Distributions to shareholders from
Net investment income	(0.21)	(0.44)	(0.45)	(0.39)	(0.39)	(0.42)
Net realized gains	0.00	(0.50)	(0.57)	(1.68)	(2.40)	(2.53)
Total distributions to shareholders	(0.21)	(0.94)	(1.02)	(2.07)	(2.79)	(2.95)
Net asset value, end of period	$21.20	$19.23	$17.06	$17.76	$21.46	$21.46
Total return[2]	11.40%	18.46%	2.06%	(7.80)%	13.94%	21.62%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.85%	0.82%	0.83%	0.84%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income	1.99%	2.33%	2.60%	2.02%	1.84%	1.92%
Supplemental data
Portfolio turnover rate	4%	11%	1%	4%	11%	20%
Net assets, end of period (000s omitted)	$38,267	$37,354	$30,057	$65,955	$79,196	$65,644

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Utility and Telecommunications Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Utility and Telecommunications Fund | 11

Notes to financial statements (unaudited)
As of September 30, 2025, the aggregate cost of all investments for federal income tax purposes was $185,999,001 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$176,298,610
Gross unrealized losses	(2,599,342)
Net unrealized gains	$173,699,268
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$26,853,851	$0	$0	$26,853,851
Consumer discretionary	4,622,002	0	0	4,622,002
Consumer staples	1,979,589	0	0	1,979,589
Financials	9,781,317	0	0	9,781,317
Health care	4,339,672	0	0	4,339,672
Information technology	6,336,787	0	0	6,336,787
Real estate	5,341,111	0	0	5,341,111
Utilities	296,424,001	0	0	296,424,001
Short-term investments
Investment companies	4,019,939	0	0	4,019,939
Total assets	$359,698,269	$0	$0	$359,698,269
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
12 | Allspring Utility and Telecommunications Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $1 billion	0.550
Next $2 billion	0.525
Next $1 billion	0.500
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended September 30, 2025, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.04%
Class C	1.79
Institutional Class	0.72
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2025, Allspring Funds Distributor received $2,456 from the sale of Class A shares and $48 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended September 30, 2025.
Allspring Utility and Telecommunications Fund | 13

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2025 were $13,522,222 and $25,302,664, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2025, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
The Fund concentrated its portfolio of investments in the utility sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
14 | Allspring Utility and Telecommunications Fund

Notes to financial statements (unaudited)
11.
CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.
Allspring Utility and Telecommunications Fund | 15

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

16 | Allspring Utility and Telecommunications Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Utility and Telecommunications Fund | 17

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Utility and Telecommunications Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

18 | Allspring Utility and Telecommunications Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the ten-year period under review, and lower for all other periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the S&P 500 Utilities Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe for the ten-year period under review.
 The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Utility and Telecommunications Fund | 19

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

20 | Allspring Utility and Telecommunications Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0667 09-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: November 20, 2025

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: November 20, 2025